UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fuller & Thaler Behavioral Small-Cap Equity Fund

Fuller & Thaler Behavioral Small-Cap Growth Fund

Fuller & Thaler Behavioral Mid-Cap Value Fund

Fuller & Thaler Behavioral Unconstrained Equity Fund

Fuller & Thaler Behavioral Small-Mid Core Equity Fund

Fuller & Thaler Behavioral Micro-Cap Equity Fund

Semi-Annual Report

March 31, 2022

411 Borel Avenue, Suite 300
San Mateo, CA 94402

(888) 912-4562

www.fullerthalerfunds.com

Investment Results (Unaudited)

Average Annual Total Returns* as of March 31, 2022

	Six Months	One Year	Five Year	Ten Year	Since Inception (12/19/18)
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares	(0.71)%	0.82%	11.08%	13.33%
Institutional Shares	(0.75)%	0.72%	10.97%	13.19%
Investor Shares	(0.91)%	0.42%	10.68%	12.95%
A Shares
Without Load	(0.89)%	0.44%			17.95%
With Load	(6.60)%	(5.34)%			15.84%
C Shares
Without Load	(1.19)%	(0.18)%			17.24%
With Load	(2.14)%	(0.18)%			17.24%
Russell 2000® Index(a)	(5.55)%	(5.79)%	9.74%	11.04%	15.40%

	R6 Shares	Institutional Shares	Investor Shares	A Shares	C Shares
Expense Ratio(b)	0.64%	0.75%	1.03%	1.02%	1.64%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”) distributions or the redemption of Small-Cap Equity Fund shares. Current performance of the Small-Cap Equity Fund may be lower or higher than the performance quoted. The Small-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Prior to October 26, 2015, the performance reflected represents that of a series of Allianz Funds Multi-Strategy Trust for which Fuller & Thaler Asset Management, Inc. (the “Adviser”) served as the sole sub-adviser (“the Predecessor Fund”) (see Note 1). Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Equity Fund’s portfolio. The Russell 2000 measures the performance of the small-cap segment of the U.S. equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

1

Investment Results (Unaudited) (continued)

(b)	The expense ratios are from the Small-Cap Equity Fund’s most recent prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.99% and 0.80% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2023. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees of the Trust (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Equity Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Small-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Small-Cap Equity Fund’s prospectus contains this and other important information about the Small-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2022

	Six Months	One Year	Since Inception (12/21/17)	Since Inception (12/19/18)
Fuller & Thaler Behavioral Small-Cap Growth Fund
R6 Shares	(11.27)%	0.20%	16.89%
Institutional Shares	(11.31)%	0.12%	16.80%
Investor Shares	(11.44)%	(0.15)%	16.49%
A Shares
Without Load	(11.45)%	(0.18)%		22.72%
With Load	(16.54)%	(5.91)%		20.52%
C Shares
Without Load	(11.67)%	(0.70)%		22.13%
With Load	(12.43)%	(0.70)%		22.13%
Russell 2000® Growth Index(a)	(12.62)%	(14.33)%	8.24%	14.56%

	Expense Ratios(b)
	R6 Shares	Institutional Shares	Investor Shares	A Shares	C Shares
Gross	1.06%	1.12%	1.44%	1.35%	2.03%
With Applicable Waivers	0.90%	0.99%	1.25%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) distributions or the redemption of Small-Cap Growth Fund shares. Current performance of the Small-Cap Growth Fund may be lower or higher than the performance quoted. The Small-Cap Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Growth Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Growth Index (“Russell 2000 Growth”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Growth Fund’s portfolio. Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

3

Investment Results (Unaudited) (continued)

(b)	The expense ratios are from the Small-Cap Growth Fund’s most recent prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse Small-Cap Growth Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.99%, and 0.90% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2023. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Cap Growth Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Growth Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Cap Growth Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Cap Growth Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Small-Cap Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Growth Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

4

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2022

	Six Months	One Year	Since Inception (12/21/17)	Since Inception (3/10/22)
Fuller & Thaler Behavioral Mid-Cap Value Fund
R6 Shares	9.56%	15.17%	12.07%
Institutional Shares	9.50%	15.02%	11.97%
Investor Shares	9.35%	14.73%	11.66%
A Shares
Without Load				4.14%
With Load				(1.85)%
C Shares
Without Load				4.10%
With Load				3.10%
Russell Midcap® Value Index(a)	6.56%	11.45%	9.58%	4.73%

	Expense Ratios(b)
	R6 Shares	Institutional Shares	Investor Shares	A Shares	C Shares
Gross	0.90%	1.02%	1.31%	1.40%	1.90%
With Applicable Waivers	0.80%	0.90%	1.15%	1.20%	1.70%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) distributions or the redemption of Mid-Cap Value Fund shares. Current performance of the Mid-Cap Value Fund may be lower or higher than the performance quoted. The Mid-Cap Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Value Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Midcap® Value Index (“Russell Midcap Value”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Value Fund’s portfolio. The Russell Midcap Value measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

5

Investment Results (Unaudited) (continued)

(b)	The expense ratios are from the Mid-Cap Value Fund’s most recent prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse Mid-Cap Value Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.90%, and 0.80% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2023. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Mid-Cap Value Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Value Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Mid-Cap Value Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/ reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Mid-Cap Value Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Mid-Cap Value Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Value Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Value Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

6

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2022

	Six Months	One Year	Since Inception (12/26/18)	Since Inception (5/27/21)
Fuller & Thaler Behavioral Unconstrained Equity Fund
R6 Shares	(5.33)%	(1.40)%	20.21%
Institutional Shares	(5.37)%	(1.48)%	20.09%
A Shares
Without Load	(5.50)%			(4.95)%
With Load	(10.94)%			(10.41)%
C Shares
Without Load	(5.80)%			(5.40)%
With Load	(6.74)%			(6.35)%
Russell 3000® Index(a)	3.51%	11.92%	22.07%	6.05%

	Expense Ratios(b)
	R6 Shares	Institutional Shares	A Shares	C Shares
Gross	1.02%	1.12%	1.31%	2.05%
With Applicable Waivers	0.90%	0.99%	1.30%	1.80%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”) distributions or the redemption of Unconstrained Equity Fund shares. Current performance of the Unconstrained Equity Fund may be lower or higher than the performance quoted. The Unconstrained Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Unconstrained Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 3000® Index (“Russell 3000”) measures the performance of the broad U.S. equity market. The Russell 3000 represents the 3000 largest U.S. publicly traded companies as measured by market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

7

Investment Results (Unaudited) (continued)

(b)	The expense ratios are from the Unconstrained Equity Fund’s most recent prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse Unconstrained Equity Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 0.99% and 0.90% for A Shares, C Shares, Institutional Shares and R6 Shares, respectively, of the average daily net assets for each class through January 31, 2023. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Unconstrained Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Unconstrained Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Unconstrained Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Unconstrained Equity Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Unconstrained Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Unconstrained Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Unconstrained Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

8

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2022

	Six Months	One Year	Since Inception (12/26/18)	Since Inception (3/10/22)
Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Institutional Shares	(4.38)%	(2.70)%	19.04%
A Shares
Without Load				0.00%
With Load				(5.76)%
Russell 2500® Index(a)	(2.22)%	0.34%	18.39%	4.10%

	Expense Ratios(b)
	Institutional Shares	A Shares
Gross	2.69%	3.11%
With Applicable Waivers	0.95%	1.26%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) distributions or the redemption of Small-Mid Core Equity Fund shares. Current performance of the Small-Mid Core Equity Fund may be lower or higher than the performance quoted. The Small-Mid Core Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Mid Core Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2500® Index (“Russell 2500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Mid Core Equity Fund’s portfolio. The Russell 2500 measures the performance of those Russell 2500 companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

9

Investment Results (Unaudited) (continued)

(b)	The expense ratios are from the Small-Mid Core Equity Fund’s most recent prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/ or reimburse Small-Mid Core Equity Fund expenses so that total annual operating expenses do not exceed 1.26% and 0.95% of the Small-Mid Core Equity Fund’s A Shares and Institutional Shares average daily net assets through January 31, 2023. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Small-Mid Core Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Mid Core Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Small-Mid Core Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Small-Mid Core Equity Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Small-Mid Core Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Mid Core Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Mid Core Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

10

Investment Results (Unaudited) (continued)

Average Annual Total Returns* as of March 31, 2022

	Six Months	One Year	Since Inception (12/28/18)
Fuller & Thaler Behavioral Micro-Cap Equity Fund
Institutional Shares	0.26%	1.44%	20.22%
Russell Microcap® Index(a)	(10.03)%	(11.01)%	16.55%

Expense Ratios(b)
Institutional Shares
Gross	2.30%
With Applicable Waivers	1.45%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) distributions or the redemption of Micro-Cap Equity Fund shares. Current performance of the Micro-Cap Equity Fund may be lower or higher than the performance quoted. The Micro-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Micro-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Microcap® Index (“Russell Microcap”) measures the performance of the microcap segment of the U.S. equity market. Russell Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small cap Russell 2000® Index, plus the next smallest eligible securities by market cap. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

11

Investment Results (Unaudited) (continued)

(b)	The expense ratios are from the Micro-Cap Equity Fund’s most recent prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse Micro-Cap Equity Fund expenses so that total annual operating expenses do not exceed 1.45% of the Micro-Cap Equity Fund’s Institutional Shares average daily net assets through January 31, 2023. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Micro-Cap Equity Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Micro-Cap Equity Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Micro-Cap Equity Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement. Additional information pertaining to the Micro-Cap Equity Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Micro-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Micro-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Micro-Cap Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

12

Portfolio Illustration (Unaudited)

Fuller & Thaler Behavioral Small-Cap Equity Fund Sector Holdings as of March 31, 2022.*

Fuller & Thaler Behavioral Small-Cap Growth Fund Sector Holdings as of March 31, 2022.*

*	As a percentage of net assets.

13

Portfolio Illustration (Unaudited) (continued)

Fuller & Thaler Behavioral Mid-Cap Value Fund Sector Holdings as of March 31, 2022.*

Fuller & Thaler Behavioral Unconstrained Equity Fund Sector Holdings as of March 31, 2022.*

*	As a percentage of net assets.

14

Portfolio Illustration (Unaudited) (continued)

Fuller & Thaler Behavioral Small-Mid Core Equity Fund Sector Holdings as of March 31, 2022.*

Fuller & Thaler Behavioral Micro-Cap Equity Fund Sector Holdings as of March 31, 2022.*

*	As a percentage of net assets.

15

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www. sec.gov and on the Funds’ website at www.fullerthalerfunds.com.

16

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.96%
Apparel & Textile Products — 2.87%
Carter’s, Inc.	425,075	$39,102,649
Deckers Outdoor Corp.(a)	254,118	69,569,886
Kontoor Brands, Inc.	686,315	28,379,125
Ralph Lauren Corp.	335,869	38,100,979
		175,152,639
Asset Management — 1.58%
Federated Hermes, Inc., Class B	1,523,807	51,900,867
Stifel Financial Corp.	655,786	44,527,869
		96,428,736
Banking — 6.89%
Bank of Hawaii Corp.	756,348	63,472,724
Cadence Bank	1,705,446	49,901,350
F.N.B. Corp.	5,697,677	70,936,080
Financial Institutions, Inc.	166,962	5,030,565
First Citizens BancShares, Inc., Class A	27,573	18,352,589
First Commonwealth Financial Corp.	1,281,650	19,429,814
First Financial Corp.	307,601	13,312,971
Fulton Financial Corp.	2,729,662	45,366,982
Hilltop Holdings, Inc.	1,465,012	43,071,353
Lakeland Bancorp, Inc.	502,869	8,397,912
Lakeland Financial Corp.	129,087	9,423,351
TowneBank	170,398	5,101,716
TriState Capital Holdings, Inc.(a)	164,667	5,471,884
Washington Federal, Inc.	1,942,716	63,759,939
		421,029,230
Biotech & Pharma — 2.98%
Amphastar Pharmaceuticals, Inc.(a)	577,233	20,722,665
Exelixis, Inc.(a)	2,175,190	49,311,557
United Therapeutics Corp.(a)	622,901	111,754,668
		181,788,890
Chemicals — 1.75%
Avient Corp.	655,151	31,447,248
Huntsman Corp.	737,178	27,651,547
Stepan Co.	111,507	11,018,007
	Shares	Fair Value
Chemicals — (continued)
Valvoline, Inc.	1,171,721	$36,979,514
		107,096,316
Commercial Support Services — 5.33%
Clean Harbors, Inc.(a)	346,340	38,665,398
CRA International, Inc.	71,531	6,027,202
Deluxe Corp.	184,430	5,577,163
FTI Consulting, Inc.(a)	696,283	109,469,613
H&R Block, Inc.	3,398,675	88,501,497
Kforce, Inc.	249,978	18,490,873
ManpowerGroup, Inc.	255,000	23,949,600
TriNet Group, Inc.(a)	351,340	34,557,802
		325,239,148
Construction Materials — 0.12%
MDU Resources Group, Inc.	263,527	7,022,995
Consumer Services — 1.06%
Adtalem Global Education, Inc.(a)	341,347	10,141,419
Perdoceo Education Corp.(a)	730,311	8,383,970
Rent-A-Center, Inc.	1,152,633	29,034,826
Stride, Inc.(a)	467,969	17,001,314
		64,561,529
Containers & Packaging — 1.57%
Graphic Packaging Holding Co.	2,362,700	47,348,508
Sonoco Products Co.	776,531	48,579,779
		95,928,287
Electric Utilities — 1.12%
Otter Tail Corp.	339,412	21,213,250
Portland General Electric Co.	850,821	46,922,778
		68,136,028
Electrical Equipment — 2.21%
Acuity Brands, Inc.	344,458	65,205,899
Atkore, Inc.(a)	707,127	69,609,582
		134,815,481
Engineering & Construction — 4.46%
Comfort Systems USA,Inc.	594,070	52,878,171
EMCOR Group, Inc.	1,111,156	125,149,500
MasTec, Inc.(a)	778,837	67,836,703
Primoris Services Corp.	555,514	13,232,343
TopBuild Corp.(a)	72,453	13,142,250
		272,238,967

See accompanying notes which are an integral part of these financial statements.

17

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Food — 0.54%
Simply Good Foods Co. (The)(a)	873,447	$33,147,314
Forestry, Paper & Wood Products — 2.24%
Louisiana-Pacific Corp.	2,198,761	136,587,033
Gas & Water Utilities — 0.42%
Southwest Gas Holdings, Inc.	331,404	25,945,619
Health Care Facilities & Services — 4.17%
Amedisys, Inc.(a)	92,813	15,990,752
Chemed Corp.	85,575	43,348,016
LHC Group, Inc.(a)	262,308	44,225,129
Medpace Holdings, Inc.(a)	462,369	75,638,945
Select Medical Holdings Corp.	1,689,753	40,537,174
Syneos Health, Inc.,
Class A(a)	431,762	34,951,134
		254,691,150
Home Construction — 2.82%
KB Home	1,946,131	63,015,721
Masonite International Corp.(a)	569,891	50,686,106
Meritage Homes Corp.(a)	739,800	58,614,354
		172,316,181
Household Products — 0.62%
Helen of Troy Ltd.(a)	191,917	37,585,025
Industrial Intermediate Prod — 0.46%
Mueller Industries, Inc.	516,613	27,984,926
Industrial Support Services — 0.79%
Applied Industrial Technologies, Inc.	470,510	48,302,557
Institutional Financial Services — 2.30%
Evercore, Inc., Class A	282,600	31,459,032
Jefferies Financial Group, Inc.	637,369	20,937,572
Virtu Financial, Inc., Class A	2,368,118	88,141,352
		140,537,956
Insurance — 3.53%
Hanover Insurance Group, Inc.	732,957	109,591,731
Kemper Corp.	836,797	47,312,502
Primerica, Inc.	426,518	58,356,193
		215,260,426
	Shares	Fair Value
Leisure Products — 0.09%
Johnson Outdoors, Inc., Class A	72,698	$5,650,816
Machinery — 1.82%
Crane Co.	387,546	41,963,482
Donaldson Co., Inc.	645,479	33,519,724
Regal Beloit Corp.	240,744	35,817,892
		111,301,098
Medical Equipment & Devices — 5.20%
Bruker Corp.	1,946,508	125,160,465
Globus Medical, Inc., Class A(a)	477,599	35,237,254
Integer Holdings Corp.(a)	801,262	64,557,679
Integra LifeSciences Holdings Corp.(a)	752,125	48,331,553
Meridian Bioscience, Inc.(a)	430,303	11,170,666
Merit Medical Systems, Inc.(a)	498,173	33,138,468
		317,596,085
Oil & Gas Producers — 3.97%
HF Sinclair Corp.(a)	670,774	26,730,344
Murphy USA, Inc.	405,977	81,179,161
Oasis Petroleum, Inc.	918,846	134,427,170
		242,336,675
Publishing & Broadcasting — 2.88%
Gray Television, Inc.	2,678,975	59,124,978
Nexstar Media Group, Inc., Class A	620,781	117,004,803
		176,129,781
Real Estate — 2.75%
Apple Hospitality REIT, Inc.	4,186,337	75,228,475
City Office, Inc.	2,037,645	35,984,811
Industrial Logistics Properties Trust	415,595	9,421,539
Office Properties Income Trust	434,512	11,179,994
Piedmont Office Realty Trust, Inc., Class A	2,107,733	36,295,162
		168,109,981
Real Estate Services — 0.34%
Newmark Group, Inc., Class A	1,199,872	19,101,962
RMR Group, Inc. (The), Class A	60,515	1,882,017
		20,983,979

See accompanying notes which are an integral part of these financial statements.

18

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — 3.26%
Builders FirstSource, Inc.(a)	1,745,362	$112,645,663
MarineMax, Inc.(a)	543,251	21,871,285
Signet Jewelers Ltd.	571,463	41,545,360
Zumiez, Inc.(a)	603,162	23,046,820
		199,109,128
Semiconductors — 3.46%
Amkor Technology, Inc.	4,821,153	104,715,443
Cirrus Logic, Inc.(a)	270,386	22,926,029
Diodes, Inc.(a)	543,336	47,264,799
FormFactor, Inc.(a)	872,314	36,663,357
		211,569,628
Software — 5.02%
Concentrix Corp.	598,187	99,634,027
Consensus Cloud Solutions, Inc.(a)	264,833	15,924,408
Donnelley Financial Solutions, Inc.(a)	562,172	18,697,841
Progress Software Corp.	1,093,978	51,515,424
Ziff Davis, Inc.(a)	1,248,196	120,800,409
		306,572,109
Specialty Finance — 0.57%
Stewart Information Services Corp.	572,079	34,673,708
Steel — 0.86%
Commercial Metals Co.	1,263,971	52,606,473
Technology Hardware — 5.55%
Avnet, Inc.	915,872	37,175,244
Jabil, Inc.	3,280,983	202,535,081
Lumentum Holdings, Inc.(a)	133,435	13,023,256
Sanmina Corp.(a)	1,785,024	72,150,670
TD SYNNEX Corp.	134,730	13,905,483
		338,789,734
Technology Services — 5.67%
CSG Systems International, Inc.	1,074,372	68,297,828
EVERTEC, Inc.	1,002,704	41,040,675
ExlService Holdings, Inc.(a)	619,151	88,705,764
Insight Enterprises, Inc.(a)	202,126	21,692,162
ManTech International Corp., Class A	357,072	30,776,036
Science Applications International Corp.	678,197	62,509,417
	Shares	Fair Value
Technology Services — (continued)
TTEC Holdings, Inc.	396,014	$32,679,075
		345,700,957
Transportation & Logistics — 2.69%
Costamare, Inc.	92,000	1,568,600
Hub Group, Inc., Class A(a)	724,512	55,939,572
Landstar System, Inc.	707,745	106,749,178
		164,257,350
Total Common Stocks (Cost $4,603,622,781)		5,737,183,935
MONEY MARKET FUNDS - 5.62%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.16%(b)	342,960,652	342,960,652
Total Money Market Funds (Cost $342,960,652)		342,960,652
Total Investments — 99.58% (Cost $4,946,583,433)		6,080,144,587
Other Assets in Excess of Liabilities — 0.42%		25,762,692
NET ASSETS — 100.00%		$6,105,907,279

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

19

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.05%
Apparel & Textile Products — 4.86%
Crocs, Inc.(a)	22,675	$1,732,370
Oxford Industries, Inc.	18,300	1,656,150
Skechers U.S.A., Inc., Class A(a)	43,600	1,777,136
		5,165,656
Biotech & Pharma — 2.09%
WillScot Mobile Mini
Holdings Corp., Class A(a)	56,745	2,220,432
Commercial Support Services — 2.31%
ZipRecruiter, Inc., Class A(a)	107,000	2,458,860
Consumer Services — 1.65%
Stride, Inc.(a)	48,370	1,757,282
E-Commerce Discretionary — 1.67%
Revolve Group, Inc., Class A(a)	33,085	1,776,334
Electrical Equipment — 6.18%
Acuity Brands, Inc.	12,805	2,423,987
Atkore, Inc.(a)	24,335	2,395,537
SMART Global Holdings, Inc.(a)	67,940	1,754,890
		6,574,414
Food — 2.29%
Darling Ingredients, Inc.(a)	30,265	2,432,701
Health Care Facilities & Services — 1.59%
Tenet Healthcare Corp.(a)	19,635	1,687,825
Home Construction — 3.19%
Century Communities, Inc.	30,285	1,622,367
Skyline Champion Corp.(a)	32,312	1,773,283
		3,395,650
Internet Media & Services — 2.82%
Cargurus, Inc.(a)	70,800	3,006,168
Leisure Facilities & Services — 8.74%
Dave & Buster’s Entertainment, Inc.(a)	47,925	2,353,118
Everi Holdings, Inc.(a)	108,115	2,270,415
	Shares	Fair Value
Leisure Facilities & Services — (continued)
Scientific Games Corp.(a)	36,600	$2,150,250
Six Flags Entertainment Corp.(a)	58,015	2,523,652
		9,297,435
Leisure Products — 1.94%
Axon Enterprise, Inc.(a)	15,030	2,070,082
Life Sciences Tools & Services — 1.96%
Repligen Corp.(a)	11,115	2,090,620
Medical Equipment & Devices — 11.21%
Envista Holdings Corp.(a)	56,140	2,734,579
Lantheus Holdings, Inc.(a)	49,491	2,737,347
LivaNova PLC(a)	32,100	2,626,743
Merit Medical Systems, Inc.(a)	33,655	2,238,731
STAAR Surgical Co.(a)	20,000	1,598,200
		11,935,600
Real Estate Services — 2.30%
Newmark Group, Inc., Class A	153,774	2,448,082
Retail - Discretionary — 2.29%
Petco Health & Wellness Co., Inc., Class A(a)	124,756	2,441,475
Semiconductors — 11.65%
Ambarella, Inc.(a)	19,540	2,050,137
Kulicke & Soffa Industries, Inc.	35,530	1,990,391
MaxLinear, Inc.(a)	33,378	1,947,606
Photronics, Inc.(a)	110,640	1,877,561
Silicon Laboratories, Inc.(a)	11,200	1,682,240
Synaptics, Inc.(a)	14,330	2,858,835
		12,406,770
Software — 12.94%
Evolent Health, Inc., Class A(a)	76,770	2,479,671
Omnicell, Inc.(a)	19,135	2,477,791
PubMatic, Inc.(a)	53,700	1,402,644

See accompanying notes which are an integral part of these financial statements.

20

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Sailpoint Technologies Holdings, Inc.(a)	54,700	$2,799,546
Teradata Corp.(a)	48,800	2,405,352
Workiva, Inc., Class A(a)	18,774	2,215,332
		13,780,336
Specialty Finance — 1.37%
Enova International, Inc.(a)	38,300	1,454,251
Steel — 1.79%
Allegheny Technologies, Inc.(a)	71,175	1,910,337
Technology Hardware — 5.70%
Digital Turbine, Inc.(a)	46,330	2,029,717
Pure Storage, Inc., Class A(a)	69,260	2,445,571
Sanmina Corp.(a)	39,320	1,589,314
		6,064,602
Transportation & Logistics — 3.93%
Atlas Air Worldwide Holdings, Inc.(a)	27,270	2,355,310
Copa Holdings, S.A., Class A(a)	21,850	1,827,534
		4,182,844
Wholesale - Consumer Staples — 2.23%
Performance Food Group Co.(a)	46,695	2,377,242
Wholesale - Discretionary — 3.35%
G-III Apparel Group Ltd.(a)	56,776	1,535,791
KAR Auction Services, Inc.(a)	112,590	2,032,249
		3,568,040
Total Common Stocks/ Investments — 100.05% (Cost $97,739,612)		106,503,038
Liabilities in Excess of Other Assets — (0.05)%		(52,520)
NET ASSETS — 100.00%		$106,450,518

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

21

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 88.14%
Aerospace & Defense — 1.90%
Howmet Aerospace, Inc.	154,220	$5,542,667
Banking — 9.97%
East West Bancorp, Inc.	39,925	3,154,874
First Citizens BancShares, Inc., Class A	3,312	2,204,467
First Horizon National Corp.	267,860	6,292,030
Huntington Bancshares, Inc.	323,659	4,731,895
KeyCorp	229,625	5,139,007
M&T Bank Corp.	15,360	2,603,520
Wells Fargo & Co.	101,760	4,931,290
		29,057,083
Chemicals — 4.69%
Celanese Corp.	33,925	4,846,865
Olin Corp.	121,065	6,329,277
Sherwin-Williams Co. (The)	10,064	2,512,176
		13,688,318
Commercial Support Services — 5.20%
Aramark	180,375	6,782,099
Brink’s Co. (The)	66,485	4,520,980
Republic Services, Inc.	29,095	3,855,088
		15,158,167
Containers & Packaging — 10.34%
Berry Plastics Group, Inc.(a)	119,960	6,952,882
Crown Holdings, Inc.	71,980	9,003,977
Graphic Packaging Holding Co.	399,160	7,999,166
WestRock Co.	130,935	6,157,873
		30,113,898
Electric Utilities — 4.49%
Alliant Energy Corp.	33,010	2,062,465
CenterPoint Energy, Inc.	190,245	5,829,106
CMS Energy Corp.	23,100	1,615,614
Edison International	24,825	1,740,233
	Shares	Fair Value
Electric Utilities — (continued)
Pinnacle West Capital Corp.	23,615	$1,844,332
		13,091,750
Electrical Equipment — 2.30%
AMETEK, Inc.	20,965	2,792,119
Johnson Controls International PLC	32,515	2,132,009
Roper Technologies, Inc.	3,775	1,782,668
		6,706,796
Food — 1.67%
Ingredion, Inc.	40,705	3,547,441
J.M. Smucker Co. (The)	9,815	1,329,049
		4,876,490
Gas & Water Utilities — 1.94%
Atmos Energy Corp.	47,325	5,654,864
Health Care Facilities & Services — 2.68%
Centene Corp.(a)	24,000	2,020,560
Henry Schein, Inc.(a)	27,405	2,389,442
Laboratory Corp. of America Holdings(a)	12,970	3,419,670
		7,829,672
Home & Office Products — 1.07%
Newell Brands, Inc.	146,411	3,134,660
Home Construction — 1.14%
Mohawk Industries, Inc.(a)	26,830	3,332,286
Industrial Support Services — 1.90%
AMERCO	9,265	5,530,649
Insurance — 3.51%
Everest Re Group Ltd.	10,610	3,197,642
Globe Life, Inc.	18,800	1,891,280
Markel Corp.(a)	3,495	5,155,964
		10,244,886
Leisure Facilities & Services — 0.84%
Live Nation Entertainment, Inc.(a)	20,920	2,461,029
Machinery — 2.47%
Donaldson Co., Inc.	94,350	4,899,595

See accompanying notes which are an integral part of these financial statements.

22

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Machinery — (continued)
Snap-on, Inc.	11,270	$2,315,760
		7,215,355
Metals & Mining — 0.24%
Arconic Corp.(a)	27,767	711,391
Oil & Gas Producers — 5.28%
Cheniere Energy, Inc.	33,480	4,642,002
Continental Resources, Inc.	57,215	3,508,996
Devon Energy Corp.	66,600	3,938,058
Pioneer Natural Resources Co.	13,185	3,296,646
		15,385,702
Real Estate — 6.93%
American Tower Corp.	25,310	6,358,378
Brixmor Property Group, Inc.	209,350	5,403,324
Public Storage	8,430	3,290,060
Simon Property Group, Inc.	20,330	2,674,615
WP Carey, Inc.	30,855	2,494,318
		20,220,695
Retail - Consumer Staples — 2.79%
Dollar General Corp.	10,720	2,386,594
Dollar Tree, Inc.(a)	35,900	5,749,385
		8,135,979
Retail - Discretionary — 5.22%
Advance Auto Parts, Inc.	15,485	3,204,776
CarMax, Inc.(a)	63,840	6,159,282
O’Reilly Automotive, Inc.(a)	8,520	5,835,859
		15,199,917
Specialty Finance — 1.50%
Synchrony Financial	125,865	4,381,361
Technology Hardware — 1.56%
CommScope Holding Co., Inc.(a)	167,090	1,316,669
NCR Corp.(a)	80,540	3,236,903
		4,553,572
	Shares	Fair Value
Technology Services — 8.51%
Amdocs Ltd.	37,895	$3,115,348
Dun & Bradstreet Holdngs, Inc.(a)	320,200	5,609,904
Fidelity National Information Services, Inc.	50,500	5,071,210
Global Payments, Inc.	44,800	6,130,432
Nielsen Holdings PLC	56,055	1,526,938
Verisk Analytics, Inc.	15,620	3,352,521
		24,806,353
Total Common Stocks/ Investments — 88.14% (Cost $225,412,746)		257,033,540
Other Assets in Excess of Liabilities — 11.86%		34,575,962
NET ASSETS — 100.00%		$291,609,502

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

23

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.59%
Biotech & Pharma — 6.72%
Amgen, Inc.	6,185	$1,495,657
Exelixis, Inc.(a)	107,915	2,446,433
		3,942,090
Chemicals — 3.79%
Ecolab, Inc.	12,606	2,225,715
Commercial Support Services — 5.29%
Cintas Corp.	7,298	3,104,496
E-Commerce Discretionary — 5.91%
eBay, Inc.	60,525	3,465,662
Electrical Equipment — 7.31%
Acuity Brands, Inc.	6,180	1,169,874
Generac Holdings, Inc.(a)	10,485	3,116,772
		4,286,646
Internet Media & Services — 0.99%
VeriSign, Inc.(a)	2,620	582,845
Leisure Facilities & Services — 5.40%
Yum China Holdings, Inc.	76,320	3,170,333
Machinery — 4.52%
Parker-Hannifin Corp.	9,353	2,654,007
Medical Equipment & Devices — 4.58%
Waters Corp.(a)	8,662	2,688,598
Publishing & Broadcasting — 3.84%
Liberty Media Corp.- Liberty Sirius XM, Class C(a)	49,186	2,249,276
Retail - Consumer Staples — 6.18%
Dollar General Corp.	16,280	3,624,416
Retail - Discretionary — 8.15%
O’Reilly Automotive, Inc.(a)	3,834	2,626,136
Ross Stores, Inc.	23,815	2,154,305
		4,780,441
Semiconductors — 9.25%
Lam Research Corp.	4,445	2,389,676
Teradyne, Inc.	25,722	3,041,112
		5,430,788
	Shares	Fair Value
Software — 3.86%
Fortinet, Inc.(a)	6,630	$2,265,736
Specialty Finance — 9.03%
Capital One Financial Corp.	21,750	2,855,558
Synchrony Financial	70,140	2,441,573
		5,297,131
Technology Hardware — 4.45%
Zebra Technologies Corp., Class A(a)	6,305	2,608,379
Transportation & Logistics — 3.24%
Union Pacific Corp.	6,957	1,900,722
Transportation Equipment — 6.08%
Allison Transmission Holdings, Inc.	90,895	3,568,538
Total Common Stocks/ Investments — 98.59% (Cost $53,817,521)		57,845,819
Other Assets in Excess of Liabilities — 1.41%		827,353
NET ASSETS — 100.00%		$58,673,172

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

24

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.17%
Automotive — 0.23%
Cooper-Standard Holding, Inc.(a)	1,395	$12,234
Banking — 7.68%
First Citizens BancShares, Inc., Class A	85	56,576
Live Oak Bancshares, Inc.	3,122	158,878
PacWest BanCorp	1,860	80,222
Western Alliance Bancorp	1,402	116,114
		411,790
Biotech & Pharma — 2.86%
Exelixis, Inc.(a)	6,760	153,249
Cable & Satellite — 1.67%
Liberty Latin America Ltd., Class C(a)	9,360	89,763
Chemicals — 5.51%
Huntsman Corp.	6,050	226,935
Orion Engineered Carbons SA(a)	4,285	68,431
		295,366
E-Commerce Discretionary — 3.13%
eBay, Inc.	1,970	112,802
Etsy, Inc.(a)	445	55,305
		168,107
Electrical Equipment — 7.28%
Acuity Brands, Inc.	500	94,650
Advanced Energy Industries, Inc.	2,065	177,755
Generac Holdings, Inc.(a)	397	118,012
		390,417
Entertainment Content — 0.58%
Sciplay Corp.(a)	2,395	30,943
Food — 3.00%
Lancaster Colony Corp.	1,080	161,082
Gas & Water Utilities — 1.31%
UGI Corp.	1,940	70,267
Home & Office Products — 3.39%
Leggett & Platt, Inc.	2,920	101,616
	Shares	Fair Value
Home & Office Products — (continued)
Tempur Sealy International, Inc.	2,865	$79,991
		181,607
Home Construction — 3.64%
Masco Corp.	1,975	100,724
PulteGroup, Inc.	2,265	94,904
		195,628
Insurance — 6.86%
Brown & Brown, Inc.	1,283	92,722
Mercury General Corp.	2,250	123,750
Old Republic International Corp.	3,400	87,958
Voya Financial, Inc.	957	63,497
		367,927
Leisure Facilities & Services — 2.09%
Yum China Holdings, Inc.	2,705	112,366
Medical Equipment & Devices — 6.17%
Dentsply Sirona, Inc.	3,365	165,626
Quidel Corp.(a)	465	52,294
Waters Corp.(a)	365	113,292
		331,212
Oil & Gas Producers — 4.37%
Coterra Energy, Inc.	4,775	128,781
Devon Energy Corp.	1,789	105,784
		234,565
Real Estate — 8.73%
American Assets Trust, Inc.	2,525	95,672
Gaming and Leisure Properties, Inc.	3,919	183,919
SITE Centers Corp.	4,365	72,939
STORE Capital Corp.	3,955	115,605
		468,135
Retail - Discretionary — 1.97%
Advance Auto Parts, Inc.	510	105,550
Semiconductors — 7.20%
Cirrus Logic, Inc.(a)	1,385	117,434
Power Integrations, Inc.	1,680	155,703

See accompanying notes which are an integral part of these financial statements.

25

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Semiconductors — (continued)
Teradyne, Inc.	960	$113,501
		386,638
Software — 1.99%
Concentrix Corp.	640	106,598
Specialty Finance — 1.22%
Synchrony Financial	1,885	65,617
Steel — 3.49%
Steel Dynamics, Inc.	2,245	187,300
Technology Hardware — 2.82%
TD SYNNEX Corp.	404	41,697
Zebra Technologies Corp., Class A(a)	265	109,630
		151,327
Technology Services — 3.91%
Leidos Holdings, Inc.	825	89,117
Science Applications International Corp.	1,310	120,742
		209,859
Transportation Equipment — 3.06%
Allison Transmission Holdings, Inc.	4,180	164,107
Wholesale - Discretionary — 2.01%
Pool Corp.	255	107,827
Total Common Stocks/ Investments — 96.17% (Cost $4,586,477)		5,159,481
Other Assets in Excess of Liabilities — 3.83%		205,222
NET ASSETS — 100.00%		$5,364,703

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

26

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.13%
Advertising & Marketing — 2.28%
Magnite, Inc.(a)	11,500	$151,915
Quotient Technology,
Inc.(a)	33,535	213,953
		365,868
Aerospace & Defense — 1.12%
Byrna Technologies, Inc.(a)	22,125	180,761
Asset Management — 4.67%
B. Riley Financial, Inc.	7,386	516,725
WisdomTree Investments, Inc.	39,935	234,418
		751,143
Beverages — 1.44%
Farmer Bros. Co.(a)	32,405	230,724
Biotech & Pharma — 4.33%
ANI Pharmaceuticals, Inc.(a)	3,715	104,429
DermTech, Inc.(a)	5,219	76,615
Intercept Pharmaceuticals, Inc.(a)	12,825	208,663
PetIQ, Inc., Class A(a)	10,975	267,790
ZIOPHARM Oncology, Inc.(a)	61,300	39,992
		697,489
Commercial Support Services — 2.84%
Cross Country Healthcare, Inc.(a)	10,550	228,619
Quad Graphics, Inc., Class A(a)	32,750	227,285
		455,904
Consumer Services — 1.71%
2U, Inc.(a)	20,725	275,228
Containers & Packaging — 1.56%
Myers Industries, Inc.	11,625	251,100
Electrical Equipment — 1.56%
Babcock & Wilcox Enterprises, Inc.(a)	30,695	250,471
Entertainment Content — 1.37%
PLAYSTUDIOS, Inc., Class A(a)	45,531	220,825
Food — 1.89%
Landec Corp.(a)	20,000	231,600
	Shares	Fair Value
Food — (continued)
Limoneira Co.(a)	4,925	$72,299
		303,899
Health Care Facilities & Services — 3.42%
Enzo Biochem, Inc.(a)	74,450	215,905
Owens & Minor, Inc.	7,565	333,011
		548,916
Home Construction — 1.57%
Hovnanian Enterprises, Inc.(a)	4,270	252,357
Insurance — 0.45%
United Insurance Holdings Corp.(a)	21,815	72,208
Internet Media & Services — 3.08%
EverQuote, Inc., Class A (a)	13,890	224,741
Groupon, Inc.(a)	4,745	91,246
LiveOne, Inc.(a)	80,930	66,039
Nerdy, Inc., Class A(a)	22,175	112,871
		494,897
Leisure Facilities & Services — 4.69%
Carrols Restaurant Group, Inc.(a)	31,831	71,938
Century Casinos, Inc.(a)	21,250	253,938
Drive Shack, Inc.(a)	54,047	83,232
Fiesta Restaurant Group, Inc.(a)	12,800	95,680
Monarch Casino & Resort, Inc.(a)	2,860	249,478
		754,266
Leisure Products — 1.18%
Funko, Inc., Class A(a)	11,025	190,181
Machinery — 1.56%
Titan International, Inc.(a)	17,055	251,220
Medical Equipment & Devices — 3.57%
Accuray, Inc.(a)	42,885	141,949
Cutera, Inc.(a)	6,250	431,250
		573,199
Oil & Gas Producers — 5.79%
Matador Resources Co.	12,470	660,661
TravelCenters of America, Inc.(a)	6,290	270,218
		930,879

See accompanying notes which are an integral part of these financial statements.

27

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Oil & Gas Services & Equipment — 1.26%
Newpark Resources,Inc.(a)	55,275	$202,307
Publishing & Broadcasting — 2.57%
Audacy, Inc.(a)	59,665	172,432
Townsquare Media, Inc., Class A(a)	18,765	240,004
		412,436
Renewable Energy — 4.32%
Eneti, Inc.	31,575	200,501
FutureFuel Corp.	28,903	281,227
Green Plains, Inc.(a)	6,830	211,798
		693,526
Retail - Discretionary — 7.87%
Barnes & Noble Education, Inc.(a)	34,770	124,477
Boot Barn Holdings, Inc.(a)	2,109	199,912
Destination XL Group, Inc.(a)	23,625	115,290
Genesco, Inc.(a)	3,425	217,863
Kirkland’s, Inc.(a)	9,400	87,326
Lazydays Holdings, Inc.(a)	3,830	77,289
MarineMax, Inc.(a)	3,764	151,539
Sportsman’s Warehouse Holdings, Inc.(a)	19,750	211,127
Tuesday Morning Corp.(a)	70,945	78,040
		1,262,863
Software — 4.78%
Brightcove, Inc.(a)	24,300	189,540
Donnelley Financial Solutions, Inc.(a)	6,803	226,268
Limelight Networks, Inc.(a)	48,300	252,126
RealNetworks, Inc.(a)	29,121	16,890
Synchronoss Technologies, Inc.(a)	48,000	83,040
		767,864
Specialty Finance — 5.61%
CURO Group Holdings Corp.(a)	14,975	195,424
Elevate Credit, Inc.(a)	72,782	222,713
International Money Express, Inc.(a)	11,925	245,773
	Shares	Fair Value
Specialty Finance — (continued)
Regional Management Corp.	4,866	$236,342
		900,252
Technology Hardware — 5.04%
A10 Networks, Inc.	17,780	248,031
Arlo Technologies, Inc.(a)	32,186	285,168
CalAmp Corp.(a)	21,970	160,601
Daktronics, Inc.(a)	30,275	116,256
		810,056
Technology Services — 2.32%
comScore, Inc.(a)	54,300	158,013
Katapult Holdings, Inc.(a)	46,100	109,718
MoneyLion, Inc., Class A (a)	42,075	105,608
		373,339
Telecommunications — 1.38%
INNOVATE Corp.(a)	60,075	221,677
Transportation & Logistics — 3.06%
Nordic American Tankers Ltd.(a)	56,795	120,973
Overseas Shipholding Group, Inc., Class A(a)	92,950	194,266
U.S. Xpress Enterprises, Inc., Class A(a)	45,157	175,209
		490,448
Transportation Equipment — 0.99%
Commercial Vehicle Group, Inc.(a)	18,825	159,071
Wholesale - Consumer Staples — 1.90%
Andersons, Inc. (The)	6,085	305,832
Wholesale - Discretionary — 3.95%
Veritiv Corp.(a)	4,750	634,553
Total Common Stocks (Cost $12,837,146)		15,285,759
CLOSED END FUNDS — 1.07%
NexPoint Diversified Real Estate Trust	10,825	171,252
Total Closed End Funds (Cost $158,963)		171,252

See accompanying notes which are an integral part of these financial statements.

28

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
Total Investments — 96.20% (Cost $12,996,109)		$15,457,011
Other Assets in Excess of Liabilities — 3.80%		610,890
NET ASSETS — 100.00%		$16,067,901

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

29

Fuller & Thaler Funds

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
Assets
Investments in securities at fair value (cost $4,946,583,433, $97,739,612 and $225,412,746)	$6,080,144,587	$106,503,038	$257,033,540
Cash and cash equivalents	30,214,530	1,493,891	33,682,002
Receivable for fund shares sold	6,572,001	159,450	969,097
Receivable for investments sold	43,269,919	1,299,243	250,349
Dividends and interest receivable	3,430,318	6,459	254,698
Prepaid expenses	177,405	46,533	36,679
Total Assets	6,163,808,760	109,508,614	292,226,365
Liabilities
Payable for investments purchased	48,283,789	120,039	—
Payable for fund shares redeemed	5,586,074	2,837,471	424,049
Payable to Adviser	3,012,936	63,245	160,903
Accrued 12b-1 fees	172,462	2,570	1,738
Accrued administrative service fees	647,201	18,263	11,323
Payable to Administrator	109,488	2,618	4,668
Payable to auditors	11,783	11,783	11,783
Payable to trustees	336	336	336
Other accrued expenses	77,412	1,771	2,063
Total Liabilities	57,901,481	3,058,096	616,863
Net Assets	$6,105,907,279	$106,450,518	$291,609,502
Net Assets consist of:
Paid-in capital	$4,938,664,586	$97,664,562	$256,325,008
Accumulated earnings	1,167,242,693	8,785,956	35,284,494
Net Assets	$6,105,907,279	$106,450,518	$291,609,502

See accompanying notes which are an integral part of these financial statements.

30

Fuller & Thaler Funds

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
R6 Shares:
Net Assets	$1,552,020,330	$5,594,516	$188,037,341
Shares outstanding (unlimited number of shares authorized, no par value)	44,104,650	167,632	6,022,397
Net asset value, offering and redemption price per share	$35.19	$33.37	$31.22
Institutional Shares:
Net Assets	$4,233,176,989	$97,314,488	$99,227,908
Shares outstanding (unlimited number of shares authorized, no par value)	121,336,393	2,927,749	3,181,250
Net asset value, offering and redemption price per share	$34.89	$33.24	$31.19
Investor Shares:
Net Assets	$298,784,611	$2,537,339	$4,268,951
Shares outstanding (unlimited number of shares authorized, no par value)	8,619,455	77,323	137,377
Net asset value, offering and redemption price per share	$34.66	$32.81	$31.07
A Shares:
Net Assets	$9,618,556	$377,756	$38,135
Shares outstanding (unlimited number of shares authorized, no par value)	278,161	11,534	1,222
Net asset value, offering and redemption price per share	$34.58	$32.75	$31.22	(a)
Maximum offering price per share (Note 1)	$36.69	$34.75	$33.12
C Shares:
Net Assets	$12,306,793	$626,419	$37,167
Shares outstanding (unlimited number of shares authorized, no par value)	360,701	19,482	1,191
Net asset value, offering and redemption price per share	$34.12	$32.15	$31.21

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

31

Fuller & Thaler Funds

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Fuller & Thaler Behavioral Unconstrained Equity Fund	Fuller & Thaler Behavioral Small-Mid Core Equity Fund	Fuller & Thaler Behavioral Micro-Cap Equity Fund
Assets
Investments in securities at fair value (cost $53,817,521, $4,586,477 and $12,996,109)	$57,845,819	$5,159,481	$15,457,011
Cash and cash equivalents	946,615	203,259	560,592
Receivable for fund shares sold	1,250	—	98,800
Receivable for investments sold	708,779	—	36,342
Dividends and interest receivable	12,756	6,542	2,589
Receivable from Adviser	—	3,345	—
Prepaid expenses	58,904	7,611	8,445
Total Assets	59,574,123	5,380,238	16,163,779
Liabilities
Payable for investments purchased	714,517	—	69,462
Payable for fund shares redeemed	143,063	—	—
Payable to Adviser	25,816	—	10,008
Accrued 12b-1 fees	160	1	—
Accrued administrative service fees	1,896	280	1,124
Payable to Administrator	1,819	1,475	1,475
Payable to auditors	11,060	11,060	11,060
Payable to trustees	336	336	336
Other accrued expenses	2,284	2,383	2,413
Total Liabilities	900,951	15,535	95,878
Net Assets	$58,673,172	$5,364,703	$16,067,901
Net Assets consist of:
Paid-in capital	$53,500,723	$4,582,075	$12,283,176
Accumulated earnings	5,172,449	782,628	3,784,725
Net Assets	$58,673,172	$5,364,703	$16,067,901

See accompanying notes which are an integral part of these financial statements.

32

Fuller & Thaler Funds

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Fuller & Thaler Behavioral Unconstrained Equity Fund		Fuller & Thaler Behavioral Small-Mid Core Equity Fund		Fuller & Thaler Behavioral Micro-Cap Equity Fund
R6 Shares:
Net Assets	$45,387,308
Shares outstanding (unlimited number of shares authorized, no par value)	1,259,702
Net asset value, offering and redemption price per share	$36.03
Institutional Shares:
Net Assets	$13,197,236		$5,360,949		$16,067,901
Shares outstanding (unlimited number of shares authorized, no par value)	367,018		164,519		503,825
Net asset value, offering and redemption price per share	$35.96		$32.59		$31.89
A Shares:
Net Assets	$44,658		$3,754
Shares outstanding (unlimited number of shares authorized, no par value)	1,244		115
Net asset value, offering and redemption price per share	$35.90		$32.58	(a)
Maximum offering price per share (Note 1)	$38.09		$34.57
C Shares:
Net Assets	$43,970
Shares outstanding (unlimited number of shares authorized, no par value)	1,230
Net asset value, offering and redemption price per share	$35.73	(a)

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

33

Fuller & Thaler Funds

Statements of Operations

For the six months ended March 31, 2022 (Unaudited)

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
Investment Income:
Dividend income	$38,888,529	$61,549	$1,880,680
Interest income	3,000	366	1,275
Securities lending income	921	222	318
Total investment income	38,892,450	62,137	1,882,273
Expenses:
Adviser	17,662,746	489,887	862,667
Administrative Services - Institutional Shares	1,944,504	45,906	24,935
Administrative Services - Investor Shares	206,643	2,246	2,552
Administrative Services - A Shares	5,348	179	—
12b-1 fees - Investor Shares	371,346	4,001	4,561
12b-1 fees - A Shares	10,381	572	5	(a)
12b-1 fees - C Shares	57,292	3,463	21	(a)
Administration	436,110	8,590	16,724
Registration	142,364	34,525	22,866
Fund accounting	139,260	2,743	5,340
ReFlow fees (Note 9)	124,329	23,933	—
Report printing	112,747	4,492	2,155
Custodian	76,602	4,110	6,540
Transfer agent	63,610	1,252	2,439
Legal	22,506	6,051	6,051
Audit and tax preparation	8,083	8,083	8,083
Trustee	6,539	6,539	6,539
Compliance services	2,992	2,992	2,992
Miscellaneous	79,496	12,604	13,509
Total expenses	21,472,898	662,168	987,979
Fees contractually waived by Adviser	—	(88,116)	(38,569)
Net operating expenses	21,472,898	574,052	949,410
Net investment income (loss)	17,419,552	(511,915)	932,863
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain on investment securities transactions	50,586,980	1,551,777	3,937,162
Net realized gain from in-kind redemptions (Note 2)	25,482,829	4,800,190	—
Net change in unrealized appreciation (depreciation) of investment securities	(178,149,291)	(19,043,117)	15,165,365
Net realized and change in unrealized gain (loss) on investments and in-kind redemptions	(102,079,482)	(12,691,150)	19,102,527
Net increase (decrease) in net assets resulting from operations	$(84,659,930)	$(13,203,065)	$20,035,390

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

34

Fuller & Thaler Funds

Statements of Operations (continued)

For the six months ended March 31, 2022 (Unaudited)

	Fuller & Thaler Behavioral Unconstrained Equity Fund	Fuller & Thaler Behavioral Small-Mid Core Equity Fund	Fuller & Thaler Behavioral Micro-Cap Equity Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $–, $29 and $–)	$291,948	$40,270	$82,800
Interest income	336	20	42
Securities lending income	14	—	425
Total investment income	292,298	40,290	83,267
Expenses:
Adviser	303,358	20,623	105,797
Administrative Services - Institutional Shares	6,694	1,715	4,338
Administrative Services - A Shares	45	—	—
12b-1 fees - A Shares	100	1 (a)	—
12b-1 fees - C Shares	189	—	—
Registration	43,562	2,903	5,787
ReFlow fees (Note 9)	29,328	2,430	1,210
Audit and tax preparation	7,360	7,360	7,360
Trustee	6,539	6,539	6,539
Legal	6,051	6,051	6,051
Administration	5,490	4,084	4,084
Compliance services	2,992	2,992	2,992
Custodian	2,712	183	547
Fund accounting	1,754	1,304	1,304
Report printing	1,533	1,292	1,250
Transfer agent	800	596	595
Miscellaneous	10,500	9,850	10,229
Total expenses	429,007	67,923	158,083
Fees contractually waived and expenses reimbursed by Adviser	(101,852)	(43,442)	(52,325)
Net operating expenses	327,155	24,481	105,758
Net investment income (loss)	(34,857)	15,809	(22,491)
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain on investment securities transactions	1,595,098	220,239	1,496,223
Net realized gain from in-kind redemptions (Note 2)	10,020,739	605,930	360,429
Net change in unrealized depreciation of investment securities	(14,865,631)	(1,049,586)	(1,763,923)
Net realized and change in unrealized gain (loss) on investments and in-kind redemptions	(3,249,794)	(223,417)	92,729
Net increase (decrease) in net assets resulting from operations	$(3,284,651)	$(207,608)	$70,238

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

35

Fuller & Thaler Funds

Statements of Changes in Net Assets

	Fuller & Thaler Behavioral Small-Cap Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$17,419,552	$57,997,513
Net realized gain on investment securities transactions	50,586,980	226,311,871
Net realized gain from in-kind redemptions (Note 2)	25,482,829	—
Net change in unrealized appreciation (depreciation) of investment securities	(178,149,291)	1,193,158,170
Net increase (decrease) in net assets resulting from operations	(84,659,930)	1,477,467,554
Distributions to Shareholders from Earnings:
R6 Shares	(57,984,642)	(3,536,864)
Institutional Shares	(157,276,898)	(9,119,600)
Investor Shares	(10,466,801)	(196,391)
A Shares	(301,760)	(7,720)
C Shares	(389,269)	—
Total distributions	(226,419,370)	(12,860,575)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	451,327,036	569,785,040
Reinvestment of distributions	18,510,488	874,989
Amount paid for shares redeemed	(239,033,847)	(127,038,583)
Total R6 Shares	230,803,677	443,621,446
Institutional Shares:
Proceeds from shares sold	1,132,869,173	1,211,111,480
Reinvestment of distributions	103,296,469	5,984,737
Amount paid for shares redeemed	(381,416,447)	(756,157,917)
Total Institutional Shares	854,749,195	460,938,300
Investor Shares:
Proceeds from shares sold	77,426,564	139,414,583
Reinvestment of distributions	9,654,004	181,834
Amount paid for shares redeemed	(47,452,532)	(76,785,283)
Total Investor Shares	39,628,036	62,811,134
A Shares:
Proceeds from shares sold	2,585,975	5,484,289
Reinvestment of distributions	301,511	7,701
Amount paid for shares redeemed	(237,573)	(316,780)
Total A Shares	2,649,913	5,175,210
C Shares:
Proceeds from shares sold	3,329,089	6,335,758
Reinvestment of distributions	354,610	—
Amount paid for shares redeemed	(884,784)	(964,099)
Total C Shares	2,798,915	5,371,659
Net increase in net assets resulting from capital transactions	1,130,629,736	977,917,749
Total Increase in Net Assets	819,550,436	2,442,524,728

See accompanying notes which are an integral part of these financial statements.

36

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Net Assets
Beginning of period	5,286,356,843	2,843,832,115
End of period	$6,105,907,279	$5,286,356,843
Share Transactions:
R6 Shares:
Shares sold	12,242,119	17,136,436
Shares issued in reinvestment of distributions	493,591	29,137
Shares redeemed	(6,527,030)	(3,928,440)
Total R6 Shares	6,208,680	13,237,133
Institutional Shares:
Shares sold	30,468,020	36,011,050
Shares issued in reinvestment of distributions	2,778,864	200,898
Shares redeemed	(10,506,148)	(22,730,391)
Total Institutional Shares	22,740,736	13,481,557
Investor Shares:
Shares sold	2,137,249	4,084,077
Shares issued in reinvestment of distributions	261,509	6,133
Shares redeemed	(1,317,527)	(2,284,026)
Total Investor Shares	1,081,231	1,806,184
A Shares:
Shares sold	71,814	175,469
Shares issued in reinvestment of distributions	8,184	260
Shares redeemed	(6,583)	(9,573)
Total A Shares	73,415	166,156
C Shares:
Shares sold	93,518	186,530
Shares issued in reinvestment of distributions	9,751	—
Shares redeemed	(24,936)	(27,790)
Total C Shares	78,333	158,740

See accompanying notes which are an integral part of these financial statements.

37

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Growth Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(511,915)	$(737,747)
Net realized gain on investment securities transactions	1,551,777	18,697,597
Net realized gain from in-kind redemptions (Note 2)	4,800,190	—
Net change in unrealized appreciation (depreciation) of investment securities	(19,043,117)	17,382,768
Net increase (decrease) in net assets resulting from operations	(13,203,065)	35,342,618
Distributions to Shareholders from Earnings:
R6 Shares	(883,665)	—
Institutional Shares	(15,967,150)	—
Investor Shares	(589,494)	—
A Shares	(77,567)	—
C Shares	(115,257)	—
Total distributions	(17,633,133)	—
Capital Transactions:
R6 Shares:
Proceeds from shares sold	32,164,948	314,815
Reinvestment of distributions	883,665	—
Amount paid for shares redeemed	(32,084,943)	(10,290,940)
Total R6 Shares	963,670	(9,976,125)
Institutional Shares:
Proceeds from shares sold	33,182,148	42,443,625
Reinvestment of distributions	15,871,037	—
Amount paid for shares redeemed	(27,775,357)	(14,463,243)
Total Institutional Shares	21,277,828	27,980,382
Investor Shares:
Proceeds from shares sold	960,182	2,024,125
Reinvestment of distributions	583,606	—
Amount paid for shares redeemed	(1,272,164)	(411,361)
Total Investor Shares	271,624	1,612,764
A Shares:
Proceeds from shares sold	351,443	663,880
Reinvestment of distributions	77,567	—
Amount paid for shares redeemed	(266,429)	(461,402)
Total A Shares	162,581	202,478
C Shares:
Proceeds from shares sold	128,374	588,919
Reinvestment of distributions	115,257	—
Amount paid for shares redeemed	(144,597)	—
Total C Shares	99,034	588,919
Net increase in net assets resulting from capital transactions	22,774,737	20,408,418
Total Increase (Decrease) in Net Assets	(8,061,461)	55,751,036

See accompanying notes which are an integral part of these financial statements.

38

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Growth Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Net Assets
Beginning of period	114,511,979	58,760,943
End of period	$106,450,518	$114,511,979
Share Transactions:
R6 Shares:
Shares sold	949,745	8,611
Shares issued in reinvestment of distributions	22,687	—
Shares redeemed	(940,032)	(338,647)
Total R6 Shares	32,400	(330,036)
Institutional Shares:
Shares sold	900,200	1,155,641
Shares issued in reinvestment of distributions	409,047	—
Shares redeemed	(761,933)	(372,203)
Total Institutional Shares	547,314	783,438
Investor Shares:
Shares sold	22,636	56,925
Shares issued in reinvestment of distributions	15,222	—
Shares redeemed	(35,373)	(10,129)
Total Investor Shares	2,485	46,796
A Shares:
Shares sold	8,986	17,729
Shares issued in reinvestment of distributions	2,027	—
Shares redeemed	(7,908)	(11,463)
Total A Shares	3,105	6,266
C Shares:
Shares sold	3,754	15,955
Shares issued in reinvestment of distributions	3,063	—
Shares redeemed	(4,321)	—
Total C Shares	2,496	15,955

See accompanying notes which are an integral part of these financial statements.

39

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Mid-Cap Value Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$932,863	$772,764
Net realized gain on investment securities transactions	3,937,162	3,068,163
Net change in unrealized appreciation of investment securities	15,165,365	17,453,174
Net increase in net assets resulting from operations	20,035,390	21,294,101
Distributions to Shareholders from Earnings:
R6 Shares	(2,988,455)	(156,051)
Institutional Shares	(557,522)	(50,922)
Investor Shares	(49,458)	(1,969)
Total distributions	(3,595,435)	(208,942)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	14,541,484	118,763,065
Reinvestment of distributions	2,517,596	156,052
Amount paid for shares redeemed	(532,160)	(93,007)
Total R6 Shares	16,526,920	118,826,110
Institutional Shares:
Proceeds from shares sold	72,556,505	13,487,860
Reinvestment of distributions	547,104	50,587
Amount paid for shares redeemed	(3,145,955)	(2,459,449)
Total Institutional Shares	69,957,654	11,078,998
Investor Shares:
Proceeds from shares sold	2,234,059	1,125,958
Reinvestment of distributions	48,585	1,903
Amount paid for shares redeemed	(731,928)	(248,384)
Total Investor Shares	1,550,716	879,477
A Shares:
Proceeds from shares sold	36,625 (a)	—
Total A Shares	36,625	—
C Shares:
Proceeds from shares sold	35,708 (a)	—
Total C Shares	35,708	—
Net increase in net assets resulting from capital transactions	88,107,623	130,784,585
Total Increase in Net Assets	104,547,578	151,869,744

See accompanying notes which are an integral part of these financial statements.

40

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Mid-Cap Value Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Net Assets
Beginning of period	187,061,924	35,192,180
End of period	$291,609,502	$187,061,924
Share Transactions:
R6 Shares:
Shares sold	480,660	4,194,934
Shares issued in reinvestment of distributions	81,801	6,721
Shares redeemed	(16,861)	(4,808)
Total R6 Shares	545,600	4,196,847
Institutional Shares:
Shares sold	2,370,971	472,023
Shares issued in reinvestment of distributions	17,787	2,179
Shares redeemed	(102,170)	(97,106)
Total Institutional Shares	2,286,588	377,096
Investor Shares:
Shares sold	72,516	41,032
Shares issued in reinvestment of distributions	1,585	82
Shares redeemed	(23,799)	(9,212)
Total Investor Shares	50,302	31,902
A Shares:
Shares sold	1,222 (a)	—
Total A Shares	1,222	—
C Shares:
Shares sold	1,191 (a)	—
Total C Shares	1,191	—

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

41

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Unconstrained Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(34,857)	$(59,918)
Net realized gain on investment securities transactions	1,595,098	19,504
Net realized gain from in-kind redemptions (Note 2)	10,020,739	6,895,451
Net change in unrealized appreciation (depreciation) of investment securities	(14,865,631)	13,260,070
Net increase (decrease) in net assets resulting from operations	(3,284,651)	20,115,107
Distributions to Shareholders from Earnings:
R6 Shares	—	(167,041)
Institutional Shares	—	(24,921)
Total distributions	—	(191,962)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	26,106,581	26,430,542
Reinvestment of distributions	—	167,041
Amount paid for shares redeemed	(46,957,305)	(17,721,878)
Total R6 Shares	(20,850,724)	8,875,705
Institutional Shares:
Proceeds from shares sold	4,622,385	3,156,838
Reinvestment of distributions	—	24,471
Amount paid for shares redeemed	(740,077)	(4,295,530)
Total Institutional Shares	3,882,308	(1,114,221)
A Shares:
Proceeds from shares sold	63,000	48,500 (a)
Amount paid for shares redeemed	(53,434)	—
Total A Shares	9,566	48,500
C Shares:
Proceeds from shares sold	26,514	25,380 (a)
Amount paid for shares redeemed	(3,485)	—
Total C Shares	23,029	25,380
Net increase (decrease) in net assets resulting from capital transactions	(16,935,821)	7,835,364
Total Increase (Decrease) in Net Assets	(20,220,472)	27,758,509

See accompanying notes which are an integral part of these financial statements.

42

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Unconstrained Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Net Assets
Beginning of period	78,893,644	51,135,135
End of period	$58,673,172	$78,893,644
Share Transactions:
R6 Shares:
Shares sold	667,300	704,376
Shares issued in reinvestment of distributions	—	5,223
Shares redeemed	(1,209,795)	(477,672)
Total R6 Shares	(542,495)	231,927
Institutional Shares:
Shares sold	116,181	86,627
Shares issued in reinvestment of distributions	—	768
Shares redeemed	(18,574)	(109,741)
Total Institutional Shares	97,607	(22,346)
A Shares:
Shares sold	1,569	1,244 (a)
Shares redeemed	(1,569)	—
Total A Shares	—	1,244
C Shares:
Shares sold	659	659 (a)
Shares redeemed	(88)	—
Total C Shares	571	659

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.

See accompanying notes which are an integral part of these financial statements.

43

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small–Mid Core Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$15,809	$13,797
Net realized gain on investment securities transactions	220,239	320,643
Net realized gain from in-kind redemptions (Note 2)	605,930	—
Net change in unrealized appreciation (depreciation) of investment securities	(1,049,586)	1,339,963
Net increase (decrease) in net assets resulting from operations	(207,608)	1,674,403
Distributions to Shareholders from Earnings:
Institutional Shares	(268,615)	(14,032)
Total distributions	(268,615)	(14,032)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	4,081,823	372,993
Reinvestment of distributions	260,844	14,032
Amount paid for shares redeemed	(3,654,496)	(874)
Total Institutional Shares	688,171	386,151
A Shares:
Proceeds from shares sold	3,754 (a)	—
Total A Shares	3,754	—
Net increase in net assets resulting from capital transactions	691,925	386,151
Total Increase in Net Assets	215,702	2,046,522
Net Assets
Beginning of period	5,149,001	3,102,479
End of period	$5,364,703	$5,149,001
Share Transactions:
Institutional Shares:
Shares sold	114,269	11,136
Shares issued in reinvestment of distributions	7,371	470
Shares redeemed	(100,206)	(35)
Total Institutional Shares	21,434	11,571
A Shares:
Shares sold	115 (a)	—
Total A Shares	115	—

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

44

Fuller & Thaler Funds

Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Micro-Cap Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(22,491)	$(6,214)
Net realized gain on investment securities transactions	1,496,223	1,970,313
Net realized gain from in-kind redemptions (Note 2)	360,429	—
Net change in unrealized appreciation (depreciation) of investment securities	(1,763,923)	3,693,099
Net increase in net assets resulting from operations	70,238	5,657,198
Distributions to Shareholders from Earnings:
Institutional Shares	(1,152,556)	(32,418)
Total distributions	(1,152,556)	(32,418)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	3,748,521	4,302,596
Reinvestment of distributions	1,141,910	32,418
Amount paid for shares redeemed	(1,434,894)	(2,034,876)
Total Institutional Shares	3,455,537	2,300,138
Net increase in net assets resulting from capital transactions	3,455,537	2,300,138
Total Increase in Net Assets	2,373,219	7,924,918
Net Assets
Beginning of period	13,694,682	5,769,764
End of period	$16,067,901	$13,694,682
Share Transactions:
Institutional Shares:
Shares sold	116,161	130,964
Shares issued in reinvestment of distributions	34,562	1,238
Shares redeemed	(44,366)	(59,029)
Total Institutional Shares	106,357	73,173

See accompanying notes which are an integral part of these financial statements.

45

Fuller & Thaler Behavioral Small-Cap Equity Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2022		2021	2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$36.83		$24.76	$25.39		$26.76	$24.25	$18.97

Income from investment operations:
Net investment income(a)	0.13		0.49	0.11		0.17	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.31)		11.71	(0.61	)(b)	(1.40)	2.40	5.19
Total from investment operations	(0.18)		12.20	(0.50)		(1.23)	2.58	5.37

Less distributions to shareholders from:
Net investment income	(0.18)		(0.13)	(0.13)		(0.14)	(0.07)	(0.09)
Net realized gains	(1.28)		—	—		—	—	—
Total from distributions	(1.46)		(0.13)	(0.13)		(0.14)	(0.07)	(0.09)
Net asset value, end of period	$35.19		$36.83	$24.76		$25.39	$26.76	$24.25
Total Return(c)	(0.71	)%(d)	49.38%	(2.02)%		(4.54)%	10.68%	28.35%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,552,020		$1,395,653	$610,476		$184,779	$55,160	$3,740
Before waiver or recoupment:
Ratio of expenses to average net assets	0.64	%(e)	0.64%	0.69%		0.72%	0.74%	1.30%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.64	%(e)	0.64%	0.69%		0.72%	0.76%	0.75%
Ratio of net investment income to average net assets	0.68	%(e)	1.42%	0.47%		0.69%	0.71%	0.81%
Portfolio turnover(f)(g)	10	%(d)	31%	54%		38%	35%	26%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

46

Fuller & Thaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2022		2021	2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$36.51		$24.55	$25.18		$26.55	$24.07	$18.85

Income from investment operations:
Net investment income(a)	0.11		0.44	0.09		0.15	0.15	0.20
Net realized and unrealized gain (loss) on investments	(0.30)		11.62	(0.61	)(b)	(1.40)	2.39	5.11
Total from investment operations	(0.19)		12.06	(0.52)		(1.25)	2.54	5.31

Less distributions to shareholders from:
Net investment income	(0.15)		(0.10)	(0.11)		(0.12)	(0.06)	(0.09)
Net realized gains	(1.28)		—	—		—	—	—
Total from distributions	(1.43)		(0.10)	(0.11)		(0.12)	(0.06)	(0.09)
Net asset value, end of period	$34.89		$36.51	$24.55		$25.18	$26.55	$24.07
Total Return(c)	(0.75	)%(d)	49.24%	(2.11)%		(4.65)%	10.59%	28.20%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,233,177		$3,599,929	$2,089,639		$1,620,327	$915,898	$172,238
Before waiver or recoupment:
Ratio of expenses to average net assets	0.74	%(e)	0.75%	0.79%		0.82%	0.84%	1.39%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.74	%(e)	0.75%	0.79%		0.82%	0.86%	0.85%
Ratio of net investment income to average net assets	0.58	%(e)	1.28%	0.36%		0.60%	0.59%	0.90%
Portfolio turnover(f)(g)	10	%(d)	31%	54%		38%	35%	26%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

47

Fuller & Thaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2022		2021	2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$36.25		$24.39	$25.02		$26.36	$23.91	$18.75

Income from investment operations:
Net investment income(a)	0.05		0.34	0.02		0.09	0.08	0.15
Net realized and unrealized gain (loss) on investments	(0.30)		11.55	(0.62	)(b)	(1.38)	2.39	5.09
Total from investment operations	(0.25)		11.89	(0.60)		(1.29)	2.47	5.24

Less distributions to shareholders from:
Net investment income	(0.06)		(0.03)	(0.03)		(0.05)	(0.02)	(0.08)
Net realized gains	(1.28)		—	—		—	—	—
Total from distributions	(1.34)		(0.03)	(0.03)		(0.05)	(0.02)	(0.08)
Net asset value, end of period	$34.66		$36.25	$24.39		$25.02	$26.36	$23.91
Total Return(c)	(0.91	)%(d)	48.79%	(2.40)%		(4.89)%	10.35%	27.97%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$298,785		$273,271	$139,789		$124,550	$144,856	$56,500
Before waiver or recoupment:
Ratio of expenses to average net assets	1.03	%(e)	1.03%	1.08%		1.10%	1.13%	1.65%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.03	%(e)	1.03%	1.08%		1.10%	1.10%	1.00%
Ratio of net investment income to average net assets	0.29	%(e)	1.01%	0.07%		0.38%	0.32%	0.70%
Portfolio turnover(f)(g)	10	%(d)	31%	54%		38%	35%	26%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

48

Fuller & Thaler Behavioral Small-Cap Equity Fund – A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,			For the Period Ended September 30,
	2022		2021	2020		2019(a)
	(Unaudited)
Net asset value, beginning of period	$36.18		$24.38	$25.04		$20.99

Income from investment operations:
Net investment income(b)	0.05		0.40	0.01		0.07
Net realized and unrealized gain (loss) on investments	(0.30)		11.48	(0.58	)(c)	3.98
Total from investment operations	(0.25)		11.88	(0.57)		4.05

Less distributions to shareholders from:
Net investment income	(0.07)		(0.08)	(0.09)		—
Net realized gains	(1.28)		—	—		—
Total from distributions	(1.35)		(0.08)	(0.09)		—
Net asset value, end of period	$34.58		$36.18	$24.38		$25.04
Total Return (excludes sales charge)(d)	(0.89	)%(e)	48.80%	(2.31)%		19.29	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9,619		$7,408	$941		$575
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	%(f)	1.02%	1.13%		1.01	%(f)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.02	%(f)	1.02%	1.13%		1.01	%(f)
Ratio of net investment income to average net assets	0.30	%(f)	1.15%	0.05%		0.37	%(f)
Portfolio turnover(g)(h)	10	%(e)	31%	54%		38	%(e)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

49

Fuller & Thaler Behavioral Small-Cap Equity Fund – C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,			For the Period Ended September 30,
	2022		2021	2020		2019(a)
	(Unaudited)
Net asset value, beginning of period	$35.75		$24.16	$24.92		$20.99

Income from investment operations:
Net investment income (loss)(b)	(0.06)		0.17	(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.29)		11.42	(0.61	)(c)	4.02
Total from investment operations	(0.35)		11.59	(0.73)		3.93

Less distributions to shareholders from:
Net investment income	—		—	(0.03)		—
Net realized gains	(1.28)		—	—		—
Total from distributions	(1.28)		—	(0.03)		—
Net asset value, end of period	$34.12		$35.75	$24.16		$24.92
Total Return (excludes sales charge)(d)	(1.19	)%(e)	47.97%	(2.95)%		18.72	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,307		$10,096	$2,987		$472
Before waiver or recoupment:
Ratio of expenses to average net assets	1.64	%(f)	1.64%	1.69%		1.72	%(f)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.64	%(f)	1.64%	1.69%		1.72	%(f)
Ratio of net investment income (loss) to average net assets	(0.32	)%(f)	0.50%	(0.52)%		0.46	%(f)
Portfolio turnover(g)(h)	10	%(e)	31%	54%		38	%(e)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

50

Fuller & Thaler Behavioral Small-Cap Growth Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,				For the Period Ended September 30,
	2022		2021	2020	2019		2018(a)
	(Unaudited)
Net asset value, beginning of period	$43.92		$28.12	$21.73	$26.95		$20.00

Income from investment operations:
Net investment loss(b)	(0.15)		(0.27)	(0.14)	(0.10)		(0.11)
Net realized and unrealized gain (loss) on investments	(3.87)		16.07	6.53	(5.12)		7.06
Total from investment operations	(4.02)		15.80	6.39	(5.22)		6.95

Less distributions to shareholders from:
Net realized gains	(6.53)		—	—	—		—
Total from distributions	(6.53)		—	—	—		—
Net asset value, end of period	$33.37		$43.92	$28.12	$21.73		$26.95
Total Return(c)	(11.27	)%(d)	56.19%	29.41%	(19.37)%		34.75	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,595		$5,940	$13,083	$2,191		$2,993
Before waiver or recoupment:
Ratio of expenses to average net assets	1.06	%(e)	1.06%	1.63%	2.19%		4.42	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	%(e)	0.90%	0.90%	0.92	%(f)	0.90	%(e)
Ratio of net investment loss to average net assets	(0.79	)%(e)	(0.73)%	(0.57)%	(0.45)%		(0.60	)%(e)
Portfolio turnover(g)(h)	56	%(d)	114%	128%	127%		71	%(d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

51

Fuller & Thaler Behavioral Small-Cap Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,				For the Period Ended September 30,
	2022		2021	2020	2019		2018(a)
	(Unaudited)
Net asset value, beginning of period	$43.79		$28.06	$21.69	$26.93		$20.00

Income from investment operations:
Net investment loss(b)	(0.17)		(0.31)	(0.16)	(0.11)		(0.14)
Net realized and unrealized gain (loss) on investments	(3.85)		16.04	6.53	(5.13)		7.07
Total from investment operations	(4.02)		15.73	6.37	(5.24)		6.93
Less distributions to shareholders from:
Net realized gains	(6.53)		—	—	—		—
Total from distributions	(6.53)		—	—	—		—
Net asset value, end of period	$33.24		$43.79	$28.06	$21.69		$26.93
Total Return(c)	(11.31	)%(d)	56.06%	29.37%	(19.46)%		34.65	%(d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$97,314		$104,236	$44,808	$13,359		$9,257
Before waiver or recoupment:
Ratio of expenses to average net assets	1.14	%(e)	1.12%	1.71%	2.25%		4.55	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.99	%(e)	0.99%	0.99%	1.00	%(f)	0.99	%(e)
Ratio of net investment loss to average net assets	(0.88	)%(e)	(0.79)%	(0.65)%	(0.48)%		(0.70	)%(e)
Portfolio turnover(g)(h)	56	%(d)	114%	128%	127%		71	%(d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.01% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

52

Fuller & Thaler Behavioral Small-Cap Growth Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,				For the Period Ended September 30,
	2022		2021	2020	2019		2018(a)
	(Unaudited)
Net asset value, beginning of period	$43.36		$27.86	$21.60	$26.88		$20.00

Income from investment operations:
Net investment loss(b)	(0.22)		(0.41)	(0.22)	(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments	(3.80)		15.91	6.48	(5.09)		7.06
Total from investment operations	(4.02)		15.50	6.26	(5.28)		6.88

Less distributions to shareholders from:
Net realized gains	(6.53)		—	—	—		—
Total from distributions	(6.53)		—	—	—		—
Net asset value, end of period	$32.81		$43.36	$27.86	$21.60		$26.88
Total Return(c)	(11.44	)%(d)	55.64%	28.98%	(19.64)%		34.40	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,537		$3,245	$781	$153		$481
Before waiver or recoupment:
Ratio of expenses to average net assets	1.44	%(e)	1.44%	1.98%	2.57%		4.77	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.25	%(e)	1.25%	1.25%	1.27	%(f)	1.24	%(e)
Ratio of net investment loss to average net assets	(1.14	)%(e)	(1.04)%	(0.87)%	(0.85)%		(0.92	)%(e)
Portfolio turnover(g)(h)	56	%(d)	114%	128%	127%		71	%(d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes interest expense of 0.02% for the fiscal year ended September 30, 2019.

(g)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

53

Fuller & Thaler Behavioral Small-Cap Growth Fund - A Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$43.30		$27.83	$21.59	$19.59

Income from investment operations:
Net investment loss(b)	(0.22)		(0.43)	(0.24)	(0.13)
Net realized and unrealized gain (loss) on investments	(3.80)		15.90	6.48	2.13
Total from investment operations	(4.02)		15.47	6.24	2.00

Less distributions to shareholders from:
Net realized gains	(6.53)		—	—	—
Total from distributions	(6.53)		—	—	—
Net asset value, end of period	$32.75		$43.30	$27.83	$21.59
Total Return (excludes sales charge)(c)	(11.45	)%(d)	55.59%	28.90%	10.21	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$378		$365	$60	$4
Before waiver or recoupment:
Ratio of expenses to average net assets	1.38	%(e)	1.35%	1.91%	2.15	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	%(e)	1.30%	1.30%	1.30	%(e)
Ratio of net investment loss to average net assets	(1.19	)%(e)	(1.08)%	(0.95)%	(0.75	)%(e)
Portfolio turnover(f)(g)	56	%(d)	114%	128%	127	%(d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

54

Fuller & Thaler Behavioral Small-Cap Growth Fund - C Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$42.72		$27.60	$21.51	$19.59

Income from investment operations:
Net investment loss(b)	(0.32)		(0.64)	(0.36)	(0.22)
Net realized and unrealized gain (loss) on investments	(3.72)		15.76	6.45	2.14
Total from investment operations	(4.04)		15.12	6.09	1.92

Less distributions to shareholders from:
Net realized gains	(6.53)		—	—	—
Total from distributions	(6.53)		—	—	—
Net asset value, end of period	$32.15		$42.72	$27.60	$21.51
Total Return (excludes sales charge)(c)	(11.67	)%(d)	54.78%	28.31%	9.80	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$626		$726	$28	$2
Before waiver or recoupment:
Ratio of expenses to average net assets	2.05	%(e)	2.03%	2.62%	2.87	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	%(e)	1.80%	1.80%	1.80	%(e)
Ratio of net investment loss to average net assets	(1.69	)%(e)	(1.59)%	(1.45)%	(1.27	)%(e)
Portfolio turnover(f)(g)	56	%(d)	114%	128%	127	%(d)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

55

Fuller & Thaler Behavioral Mid-Cap Value Fund - R6 Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,			For the Period Ended September 30,
	2022		2021	2020	2019	2018(a)
	(Unaudited)
Net asset value, beginning of period	$28.97		$19.00	$21.49	$20.56	$20.00

Income from investment operations:
Net investment income(b)	0.13		0.24	0.27	0.20	0.13
Net realized and unrealized gain (loss) on investments	2.63		9.85	(2.47)	0.85	0.43
Total from investment operations	2.76		10.09	(2.20)	1.05	0.56

Less distributions to shareholders from:
Net investment income	(0.18)		(0.12)	(0.15)	(0.11)	—
Net realized gains	(0.33)		—	(0.14)	(0.01)	—
Total from distributions	(0.51)		(0.12)	(0.29)	(0.12)	—
Net asset value, end of period	$31.22		$28.97	$19.00	$21.49	$20.56
Total Return(c)	9.56	%(d)	53.28%	(10.42)%	5.23%	2.80	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$188,037		$158,664	$24,324	$2,403	$2,361
Before waiver or recoupment:
Ratio of expenses to average net assets	0.83	%(e)	0.90%	1.39%	1.72%	4.29	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.80	%(e)	0.80%	0.80%	0.80%	0.80	%(e)
Ratio of net investment income to average net assets	0.82	%(e)	0.88%	1.36%	0.98%	0.82	%(e)
Portfolio turnover(f)	9	%(d)	14%	30%	12%	44	%(d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

56

Fuller & Thaler Behavioral Mid-Cap Value Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,			For the Period Ended September 30,
	2022		2021	2020	2019	2018(a)
	(Unaudited)
Net asset value, beginning of period	$28.94		$18.98	$21.47	$20.56	$20.00

Income from investment operations:
Net investment income(b)	0.13		0.20	0.21	0.18	0.14
Net realized and unrealized gain (loss) on investments	2.61		9.86	(2.43)	0.85	0.42
Total from investment operations	2.74		10.06	(2.22)	1.03	0.56

Less distributions to shareholders from:
Net investment income	(0.16)		(0.10)	(0.13)	(0.11)	—
Net realized gains	(0.33)		—	(0.14)	(0.01)	—
Total from distributions	(0.49)		(0.10)	(0.27)	(0.12)	—
Net asset value, end of period	$31.19		$28.94	$18.98	$21.47	$20.56
Total Return(c)	9.50	%(d)	53.13%	(10.51)%	5.09%	2.80	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$99,228		$25,889	$9,826	$12,511	$10,621
Before waiver or recoupment:
Ratio of expenses to average net assets	0.94	%(e)	1.02%	1.49%	1.81%	4.41	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	%(e)	0.90%	0.90%	0.90%	0.89	%(e)
Ratio of net investment income to average net assets	0.82	%(e)	0.76%	1.05%	0.90%	0.89	%(e)
Portfolio turnover(f)	9	%(d)	14%	30%	12%	44	%(d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

57

Fuller & Thaler Behavioral Mid-Cap Value Fund - Investor Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,			For the Period Ended September 30,
	2022		2021	2020	2019	2018(a)
	(Unaudited)
Net asset value, beginning of period	$28.82		$18.90	$21.39	$20.50	$20.00

Income from investment operations:
Net investment income(b)	0.07		0.13	0.15	0.14	0.10
Net realized and unrealized gain (loss) on investments	2.61		9.82	(2.41)	0.84	0.40
Total from investment operations	2.68		9.95	(2.26)	0.98	0.50

Less distributions to shareholders from:
Net investment income	(0.10)		(0.03)	(0.09)	(0.08)	—
Net realized gains	(0.33)		—	(0.14)	(0.01)	—
Total from distributions	(0.43)		(0.03)	(0.23)	(0.09)	—
Net asset value, end of period	$31.07		$28.82	$18.90	$21.39	$20.50
Total Return(c)	9.35	%(d)	52.70%	(10.72)%	4.84%	2.50	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,269		$2,509	$1,043	$1,676	$344
Before waiver or recoupment:
Ratio of expenses to average net assets	1.22	%(e)	1.31%	1.76%	2.10%	4.65	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.15	%(e)	1.15%	1.15%	1.15%	1.14	%(e)
Ratio of net investment income to average net assets	0.48	%(e)	0.50%	0.78%	0.70%	0.65	%(e)
Portfolio turnover(f)	9	%(d)	14%	30%	12%	44	%(d)

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

58

Fuller & Thaler Behavioral Mid-Cap Value Fund - A Shares

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended March 31, 2022(a)
	(Unaudited)
Net asset value, beginning of period	$29.98

Income from investment operations:
Net investment income(b)	0.02
Net realized and unrealized gain on investments	1.22
Total from investment operations	1.24

Net asset value, end of period	$31.22
Total Return (excludes sales charge)(c)	4.14	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38
Before waiver or recoupment:
Ratio of expenses to average net assets	1.08	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.08	%(e)
Ratio of net investment income to average net assets	0.91	%(e)
Portfolio turnover(f)	9	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

59

Fuller & Thaler Behavioral Mid-Cap Value Fund - C Shares

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended March 31, 2022(a)
	(Unaudited)
Net asset value, beginning of period	$29.98

Income from investment operations:
Net investment income(b)	0.01
Net realized and unrealized gain on investments	1.22
Total from investment operations	1.23

Net asset value, end of period	$31.21
Total Return (excludes sales charge)(c)	4.10	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$37
Before waiver or recoupment:
Ratio of expenses to average net assets	1.82	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.70	%(e)
Ratio of net investment income to average net assets	0.29	%(e)
Portfolio turnover(f)	9	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

60

Fuller & Thaler Behavioral Unconstrained Equity Fund - R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$38.06		$27.47	$25.83	$20.00

Income from investment operations:
Net investment income (loss)(b)	(0.02)		(0.03)	0.04	0.07
Net realized and unrealized gain (loss) on investments	(2.01)		10.73	1.82	5.76
Total from investment operations	(2.03)		10.70	1.86	5.83

Less distributions to shareholders from:
Net investment income	—		(0.03)	(0.10)	—
Net realized gains	—		(0.08)	(0.12)	—
Total from distributions	—		(0.11)	(0.22)	—
Net asset value, end of period	$36.03		$38.06	$27.47	$25.83
Total Return(c)	(5.33	)%(d)	39.01%	7.22%	29.15	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$45,387		$68,584	$43,131	$1,368
Before waiver or recoupment:
Ratio of expenses to average net assets	1.18	%(e)	1.02%	1.67%	4.33	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	%(e)	0.90%	0.90%	0.90	%(e)
Ratio of net investment income (loss) to average net assets	(0.08	)%(e)	(0.07)%	0.15%	0.41	%(e)
Portfolio turnover(f)(g)	9	%(d)	38%	32%	10	%(d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.

(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

61

Fuller & Thaler Behavioral Unconstrained Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$38.00		$27.43	$25.81	$20.00

Income from investment operations:
Net investment income (loss)(b)	(0.03)		(0.06)	0.01	0.08
Net realized and unrealized gain (loss) on investments	(2.01)		10.72	1.81	5.73
Total from investment operations	(2.04)		10.66	1.82	5.81

Less distributions to shareholders from:
Net investment income	—		(0.01)	(0.08)	—
Net realized gains	—		(0.08)	(0.12)	—
Total from distributions	—		(0.09)	(0.20)	—
Net asset value, end of period	$35.96		$38.00	$27.43	$25.81
Total Return(c)	(5.37	)%(d)	38.90%	7.09%	29.05	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,197		$10,238	$8,004	$3,265
Before waiver or recoupment:
Ratio of expenses to average net assets	1.31	%(e)	1.12%	1.77%	4.39	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.99	%(e)	0.99%	0.99%	0.99	%(e)
Ratio of net investment income (loss) to average net assets	(0.16	)%(e)	(0.17)%	0.03%	0.42	%(e)
Portfolio turnover(f)(g)	9	%(d)	38%	32%	10	%(d)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

62

Fuller & Thaler Behavioral Unconstrained Equity Fund - A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2022		For the Period Ended September 30, 2021(a)
	(Unaudited)
Net asset value, beginning of period	$37.99		$37.77

Income from investment operations:
Net investment loss(b)	(0.09)		(0.08)
Net realized and unrealized gain (loss) on investments	(2.00)		0.30
Total from investment operations	(2.09)		0.22

Net asset value, end of period	$35.90		$37.99
Total Return (excludes sales charge)(c)	(5.50	)%(d)	0.58	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$45		$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.57	%(e)	1.31	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.30	%(e)	1.30	%(e)
Ratio of net investment loss to average net assets	(0.45	)%(e)	(0.61	)%(e)
Portfolio turnover(f)(g)	9	%(d)	38	%(d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

63

Fuller & Thaler Behavioral Unconstrained Equity Fund - C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2022		For the Period Ended September 30, 2021(a)
	(Unaudited)
Net asset value, beginning of period	$37.93		$37.77

Income from investment operations:
Net investment loss(b)	(0.18)		(0.14)
Net realized and unrealized gain (loss) on investments	(2.02)		0.30
Total from investment operations	(2.20)		0.16

Net asset value, end of period	$35.73		$37.93
Total Return (excludes sales charge)(c)	(5.80	)%(d)	0.42	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$44		$25
Before waiver or recoupment:
Ratio of expenses to average net assets	2.21	%(e)	2.05	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.80	%(e)	1.80	%(e)
Ratio of net investment loss to average net assets	(0.95	)%(e)	(1.06	)%(e)
Portfolio turnover(f)(g)	9	%(d)	38	%(d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

64

Fuller & Thaler Behavioral Small-Mid Core Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$35.99		$23.59	$23.96	$20.00

Income from investment operations:
Net investment income(b)	0.11		0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments	(1.54)		12.41	0.04 (c)	3.83
Total from investment operations	(1.43)		12.51	0.17	3.96

Less distributions to shareholders from:
Net investment income	(0.13)		(0.11)	(0.15)	—
Net realized gains	(1.84)		—	(0.39)	—
Total from distributions	(1.97)		(0.11)	(0.54)	—
Net asset value, end of period	$32.59		$35.99	$23.59	$23.96
Total Return(d)	(4.38	)%(e)	53.10%	0.63%	19.80	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,361		$5,149	$3,102	$2,494
Before waiver or recoupment:
Ratio of expenses to average net assets	2.64	%(f)	2.69%	4.09%	6.27	%(f)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.95	%(f)	0.95%	0.95%	0.95	%(f)
Ratio of net investment income to average net assets	0.61	%(f)	0.30%	0.59%	0.73	%(f)
Portfolio turnover(g)(h)	24	%(e)	35%	35%	25	%(e)

(a)	For the period December 26, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.

(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

65

Fuller & Thaler Behavioral Small-Mid Core Equity Fund - A Shares

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended March 31, 2022(a)
	(Unaudited)
Net asset value, beginning of period	$32.58

Income from investment operations:
Net investment income(b)	0.04
Net realized and unrealized loss on investments	(0.04)
Total from investment operations	—

Net asset value, end of period	$32.58
Total Return (excludes sales charge)(c)	—	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4
Before waiver or recoupment:
Ratio of expenses to average net assets	2.70	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.26	%(e)
Ratio of net investment income to average net assets	2.29	%(e)
Portfolio turnover(f)(g)	24	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to March 31, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

66

Fuller & Thaler Behavioral Micro-Cap Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$34.45		$17.79	$21.70	$20.00

Income from investment operations:
Net investment income (loss)(b)	(0.05)		(0.02)	0.16	(0.20)
Net realized and unrealized gain (loss) on investments	0.24		16.78	(2.95)	1.90
Total from investment operations	0.19		16.76	(2.79)	1.70

Less distributions to shareholders from:
Net investment income	—		(0.10)	—	—
Net realized gains	(2.75)		—	(1.12)	—
Total from distributions	(2.75)		(0.10)	(1.12)	—
Net asset value, end of period	$31.89		$34.45	$17.79	$21.70
Total Return(c)	0.26	%(d)	94.37%	(13.88)%	8.50	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$16,068		$13,695	$5,770	$2,819
Before waiver or recoupment:
Ratio of expenses to average net assets	2.17	%(e)	2.30%	4.33%	5.28	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.45	%(e)	1.52%	1.75%	1.75	%(e)
Ratio of net investment income (loss) to average net assets	(0.31	)%(e)	(0.05)%	0.90%	(1.16	)%(e)
Portfolio turnover(f)	39	%(d)	78%	82%	42	%(d)

(a)	For the period December 28, 2018 (commencement of operations) to September 30, 2019.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

67

Fuller & Thaler Funds

Notes to the Financial Statements

March 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Small-Mid Core Equity Fund currently offers two share classes: Institutional Shares and A Shares. The Micro-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi- Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Small-Cap Equity Fund.

68

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

69

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

During the six months ended March 31, 2022, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
Fund / Class	Shares	Value of Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	1,187,164	$41,002,359	$1,283,589	$42,285,948	$25,482,829
Small-Cap Growth Fund - R6 Shares	463,219	15,356,589	489,248	15,845,837	4,800,190
Mid-Cap Value Fund - R6 Shares	-	-	-	-	-
Unconstrained Equity Fund - R6 Shares	664,508	24,595,641	892,025	25,487,666	10,020,739
Small-Mid Core Equity Fund - Institutional Shares	31,124	1,072,999	36,471	1,109,470	605,930
Micro-Cap Equity Fund - Institutional Shares	17,196	535,696	17,402	553,098	360,429

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

70

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

71

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

Securities Lending - The Trust has entered into a Securities Lending Agreement (“SLA”) with BMO Harris Bank N.A. (“BMO”). Following the execution of the SLA, BMO sold its securities lending business to Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”) pursuant to a contract in which BMO agreed to transfer its securities lending business to Mitsubishi, and to transfer and assign client contracts related to its securities lending business, including the SLA. In connection with that Agreement, the Funds consented to the assignment of the SLA Agreement to Mitsubishi. Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/ or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Securities Lending Fund II, LLC, as noted in each lending Fund’s respective Schedule of Investments. Securities Lending Fund II, LLC seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay BMO fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment. At March 31, 2022, the Funds did not have any securities on loan.

Disclosures about Offsetting Assets and Liabilities - The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

72

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

73

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

74

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,737,183,935	$—	$—	$5,737,183,935
Money Market Funds	342,960,652	—	—	342,960,652
Total	$6,080,144,587	$—	$—	$6,080,144,587
Small-Cap Growth Fund
Common Stocks(a)	$106,503,038	$—	$—	$106,503,038
Mid-Cap Value Fund
Common Stocks(a)	$257,033,540	$—	$—	$257,033,540
Unconstrained Equity Fund
Common Stocks(a)	$57,845,819	$—	$—	$57,845,819
Small-Mid Core Equity Fund
Common Stocks(a)	$5,159,481	$—	$—	$5,159,481
Micro-Cap Equity Fund
Common Stocks(a)	$15,285,759	$—	$—	$15,285,759
Closed End Funds	171,252	—	—	171,252
Total	$15,457,011	$—	$—	$15,457,011

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

75

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Investment Adviser fee rate	0.60%	0.85%	0.75%	0.85%	0.80%	1.45%
Investment Adviser fee earned	$17,662,746	$489,887	$862,667	$303,358	$20,623	$105,797
Fees waived and/or expenses reimbursed by Adviser	$–	$(88,116)	$(38,569)	$(101,852)	$(43,442)	$(52,325)
Payable to / (Receivable from) Adviser	$3,012,936	$63,245	$160,903	$25,816	$(3,345)	$10,008

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; and (v) indirect expenses such as acquired fund fees and expenses) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2023 (“Expense Limitation”):

	R6 Shares	Institutional Shares	Investor Shares	A Shares	C Shares
Small-Cap Equity Fund	0.80%	0.99%	1.25%	1.30%	1.80%
Small-Cap Growth Fund	0.90%	0.99%	1.25%	1.30%	1.80%
Mid-Cap Value Fund	0.80%	0.90%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.90%	0.99%		1.30%	1.80%
Small-Mid Core Equity Fund		0.95%		1.26%
Micro-Cap Equity Fund		1.45%

76

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/ reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

As of March 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
September 30, 2022	$—	$70,742	$53,352	$44,395	$43,341	$45,200
September 30, 2023	—	153,508	103,543	88,162	81,772	87,750
September 30, 2024	—	124,546	98,471	86,039	79,695	90,794
March 31, 2025	—	88,116	38,569	101,852	43,442	52,325
	$—	$436,912	$293,935	$320,448	$248,250	$276,069

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2022, fees incurred for administration, fund accounting, transfer agent and compliance services, and the amounts due to the Administrator at March 31, 2022 were as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Administration	$436,110	$8,590	$16,724	$5,490	$4,084	$4,084
Fund accounting	139,260	2,743	5,340	1,754	1,304	1,304
Transfer agent	63,610	1,252	2,439	800	596	595
Compliance services	2,992	2,992	2,992	2,992	2,992	2,992
Payable to Administrator	109,488	2,618	4,668	1,819	1,475	1,475

77

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the six months ended March 31, 2022, 12b-1 expenses incurred by the Funds were as follows:

Distribution Fees	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund
Investor Shares	$371,346	$4,001	$4,561	$—	$—
A Shares	10,381	572	5	100	1
C Shares	57,292	3,463	21	189	—
Payable for 12b-1 fees	172,462	2,570	1,738	160	1

78

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

During the six months ended March 31, 2022, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$6,139

During the six months ended March 31, 2022, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$31,584
Small-Cap Growth Fund	1,284
Unconstrained Equity Fund	265

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

79

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2022, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$1,236,089,290	$553,709,512
Small-Cap Growth Fund	85,382,053	62,823,870
Mid-Cap Value Fund	72,276,124	19,250,589
Unconstrained Equity Fund	16,940,727	5,871,710
Small-Mid Core Equity Fund	2,798,813	1,193,170
Micro-Cap Equity Fund	8,117,303	5,598,611

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2022.

For the six months ended March 31, 2022, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$41,002,359
Small-Cap Growth Fund	—	13,356,589
Unconstrained Equity Fund	—	24,595,641
Small-Mid Core Equity Fund	—	1,069,473
Micro-Cap Equity Fund	—	535,696

80

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Gross unrealized appreciation	$1,225,506,605	$13,300,196	$35,955,651	$5,737,904	$792,283	$3,676,988
Gross unrealized depreciation	(105,912,958)	(4,536,770)	(4,839,144)	(1,987,612)	(239,617)	(1,282,045)
Net unrealized appreciation/ (depreciation) on investments	$1,119,593,647	$8,763,426	$31,116,507	$3,750,292	$552,666	$2,394,943
Tax cost of investments	$4,960,550,940	$97,739,612	$225,917,033	$54,095,527	$4,606,815	$13,062,068

The tax character of distributions paid for the fiscal year ended September 30, 2021, the Funds’ most recent fiscal year end, was as follows:

	Small-Cap Equity Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Distributions paid from:
Ordinary income(a)	$12,860,575	$208,942	$191,537	$14,032	$32,418
Tax return of capital	—	—	425	—	—
Total distributions paid	$12,860,575	$208,942	$191,962	$14,032	$32,418

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

81

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

At September 30, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund	Micro-Cap Equity Fund
Undistributed Ordinary Income	$51,457,806	$12,118,923	$1,169,559	$—	$110,312	$524,684
Undistributed Long-Term Capital Gains	154,604,078	4,496,878	1,723,838	—	152,217	543,922
Accumulated Capital and Other Losses	—	—	—	(138,084)	—	—
Unrealized Appreciation on Investments(a)	1,297,742,938	27,806,543	15,951,142	18,615,923	1,602,252	4,158,866
Total Accumulated Earnings	$1,503,804,822	$44,422,344	$18,844,539	$18,477,839	$1,864,781	$5,227,472

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

Certain qualified losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended September 30, 2021, the Unconstrained Equity Fund deferred post October qualified losses in the amount of $52,349.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Unconstrained Equity Fund had a Qualified Late Year Ordinary Loss in the amount of $85,735.

82

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2022, Small-Cap Growth Fund had 27.69% and 30.29% of the value of its net assets invested in securities within the Consumer Discretionary and Technology sectors, respectively. The Unconstrained Equity Fund had 26.44% of the value of its nets assets invested in securities with the Industrials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

83

Fuller & Thaler Funds

Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

During the six months ended March 31, 2022, the following Funds utilized ReFlow:

	ReFlow Purchased Shares	ReFlow Service Fees
Small-Cap Equity Fund	$1,389,787	$124,329
Small-Cap Growth Fund	626,347	23,933
Mid-Cap Value Fund	-	-
Unconstrained Equity Fund	377,606	29,328
Small-Mid Core Equity Fund	35,875	2,430
Micro-Cap Equity Fund	17,201	1,210

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

84

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Small-Cap Equity Fund
R6 Shares	Actual	$1,000.00	$992.90	$3.19	0.64%
	Hypothetical(b)	$1,000.00	$1,021.73	$3.23	0.64%
Institutional Shares	Actual	$1,000.00	$992.50	$3.66	0.74%
	Hypothetical(b)	$1,000.00	$1,021.25	$3.72	0.74%
Investor Shares	Actual	$1,000.00	$990.90	$5.12	1.03%
	Hypothetical(b)	$1,000.00	$1,019.79	$5.19	1.03%
A Shares	Actual	$1,000.00	$991.10	$5.07	1.02%
	Hypothetical(b)	$1,000.00	$1,019.84	$5.14	1.02%
C Shares	Actual	$1,000.00	$988.10	$8.14	1.64%
	Hypothetical(b)	$1,000.00	$1,016.75	$8.25	1.64%

85

Summary of Fund Expenses (Unaudited) (continued)

		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Small-Cap Growth Fund
R6 Shares	Actual	$1,000.00	$887.30	$4.24	0.90%
	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Shares	Actual	$1,000.00	$886.90	$4.66	0.99%
	Hypothetical(b)	$1,000.00	$1,019.99	$4.99	0.99%
Investor Shares	Actual	$1,000.00	$885.60	$5.88	1.25%
	Hypothetical(b)	$1,000.00	$1,018.70	$6.29	1.25%
A Shares	Actual	$1,000.00	$885.50	$6.11	1.30%
	Hypothetical(b)	$1,000.00	$1,018.45	$6.54	1.30%
C Shares	Actual	$1,000.00	$883.30	$8.45	1.80%
	Hypothetical(b)	$1,000.00	$1,015.96	$9.05	1.80%
Mid-Cap Value Fund
R6 Shares	Actual	$1,000.00	$1,095.60	$4.18	0.80%
	Hypothetical(b)	$1,000.00	$1,020.94	$4.03	0.80%
Institutional Shares	Actual	$1,000.00	$1,095.00	$4.70	0.90%
	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%
Investor Shares	Actual	$1,000.00	$1,093.50	$6.00	1.15%
	Hypothetical(b)	$1,000.00	$1,019.20	$5.79	1.15%
A Shares	Actual(c)	$1,000.00	$1,015.25	$0.63	1.08%
	Hypothetical(b)	$1,000.00	$1,019.54	$5.44	1.08%
C Shares	Actual(c)	$1,000.00	$1,011.96	$0.98	1.70%
	Hypothetical(b)	$1,000.00	$1,016.45	$8.55	1.70%
Unconstrained Equity Fund
R6 Shares	Actual	$1,000.00	$946.70	$4.37	0.90%
	Hypothetical(b)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Shares	Actual	$1,000.00	$946.30	$4.80	0.99%
	Hypothetical(b)	$1,000.00	$1,019.99	$4.99	0.99%
A Shares	Actual	$1,000.00	$945.00	$6.30	1.30%
	Hypothetical(b)	$1,000.00	$1,018.45	$6.54	1.30%
C Shares	Actual	$1,000.00	$942.00	$8.72	1.80%
	Hypothetical(b)	$1,000.00	$1,015.95	$9.05	1.80%
Small-Mid Core Equity Fund
Institutional Shares	Actual	$1,000.00	$956.20	$4.63	0.95%
	Hypothetical(b)	$1,000.00	$1,020.19	$4.79	0.95%
A Shares	Actual(c)	$1,000.00	$993.71	$0.72	1.26%
	Hypothetical(b)	$1,000.00	$1,018.64	$6.35	1.26%

86

Summary of Fund Expenses (Unaudited) (continued)

		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Micro-Cap Equity Fund
Institutional Shares	Actual	$1,000.00	$1,002.60	$7.24	1.45%
	Hypothetical(b)	$1,000.00	$1,017.70	$7.29	1.45%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.
(c)

Actual expenses are equal to the A Shares and C Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the period since commencement of operations on March 10, 2022). The annualized expense ratios reflect reimbursement of expenses by the Funds’ investment adviser for the period beginning March 10, 2022 through March 31, 2022. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements. Hypothetical expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one- half year period).

87

FACTS	WHAT DO THE FULLER & THALER FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number

	■	account balances and account transactions

	■	transaction or loss history and purchase history

	■	checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 912-4562

88

Who we are
Who is providing this notice?	Fuller & Thaler Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?	We collect your personal information, for example, when you

	■	open an account or deposit money

	■	buy securities from us or sell securities to us

	■	make deposits or withdrawals from your account

	■	give us your account information

	■	make a wire transfer

	■	tell us who receives the money

	■	tell us where to send the money

	■	show your government-issued ID

	■	show your driver’s license
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	■	sharing for affiliates’ everyday business purposes — information about your creditworthiness

	■	affiliates from using your information to market to you

	■	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	■	Fuller & Thaler Asset Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	■	The Fuller & Thaler Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	■	The Fuller & Thaler Funds do not jointly market.

89

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 912- 4562 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Walter B. Grimm, Chairman	ACCOUNTING FIRM
David James	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary M. Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Bernstein Shur
Zachary P. Richmond, Chief Financial Officer and Treasurer	100 Middle Street, 6th Floor
Martin R. Dean, Chief Compliance Officer	Portland, ME 04104
Paul Leone, Secretary

INVESTMENT ADVISER Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 300 San Mateo, CA 94402	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fuller-SAR-22

90

Guardian Capital Dividend Growth Fund

Institutional Shares – DIVGX

Guardian Capital Fundamental Global Equity Fund

Institutional Shares – GFGEX

Alta Quality Growth Fund

Institutional Shares – AQLGX

Semi-Annual Report

March 31, 2022

Investment Results (Unaudited)

Average Annual Total Returns(a) as of March 31, 2022

	Six Months	One Year	Since Inception 5/1/2019
Guardian Capital Dividend Growth Fund
Institutional Shares	9.15%	16.95%	13.83%
MSCI World Index(b)	2.21%	10.12%	14.22%

Expense Ratios(c)
Institutional Shares
Gross	1.78%
With Applicable Waivers	0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Capital Dividend Growth Fund (the “Guardian Dividend Fund”) distributions or the redemption of Guardian Dividend Fund shares. Current performance of the Guardian Dividend Fund may be lower or higher than the performance quoted. The Guardian Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

(c)	The expense ratio is from the Guardian Dividend Fund’s prospectus dated January 28, 2022. Guardian Capital LP, the Guardian Dividend Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Dividend Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Dividend Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund’s average daily net assets through January 31, 2023 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and the Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Dividend Fund’s expense ratios as of March 31, 2022, can be found in the financial highlights.

The Guardian Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Dividend Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing.

The Guardian Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2022

	Six Months	One Year	Since Inception (12/19/2019)
Guardian Capital Fundamental Global Equity Fund
Institutional Shares	0.39%	7.49%	11.97%
MSCI World Index(b)	2.21%	10.12%	14.05%

Expense Ratios(c)
Institutional Shares
Gross	1.53%
With Applicable Waivers	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) distributions or the redemption of Guardian Equity Fund shares. Current performance of the Guardian Equity Fund may be lower or higher than the performance quoted. The Guardian Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Guardian Equity Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

(c)	The expense ratios are from the Guardian Equity Fund’s prospectus dated January 28, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Guardian Equity Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Guardian Equity Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Guardian Equity Fund through January 31, 2023 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Guardian Equity Fund’s expense ratios as of March 31, 2022 can be found in the financial highlights.

The Guardian Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Guardian Equity Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing

The Guardian Equity Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2022

	Six Months	One Year	Since Inception (12/19/2018)
Alta Quality Growth Fund – Institutional Shares	-5.74%	2.64%	17.82%
S&P 500® Index (b)	5.92%	15.65%	21.86%
Russell 1000® Growth Index (c)	1.54%	14.98%	27.17%

Expense Ratios(d)
Gross	1.18%
With Applicable Waivers	0.79%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Alta Quality Growth Fund (“Alta Growth Fund”) distributions or the redemption of Alta Growth Fund shares. Current performance of the Alta Growth Fund may be lower or higher than the performance quoted. The Alta Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 957-0681.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Alta Growth Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Russell 1000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Alta Growth Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

(d)	The expense ratios are from the Alta Growth Fund’s prospectus dated January 28, 2022. Alta Capital Management, LLC, the Alta Growth Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Alta Growth Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Alta Growth Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.79% of the average daily net assets of the Alta Growth Fund through January 31, 2023 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between Alta Capital Management, LLC and Capitol Series Trust (the “Trust”) is in effect, Alta Capital Management, LLC may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Alta Capital Management, LLC is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with Alta Capital Management, LLC. Additional information pertaining to the Alta Growth Fund’s expense ratios as of March 31, 2022, can be found in the financial highlights.

The Alta Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Alta Growth Fund and may be obtained by calling (800) 957-0681. Please read it carefully before investing.

The Alta Growth Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Guardian Capital Dividend Growth Fund Holdings as of March 31, 2022.*

*	As a percentage of net assets.

Guardian Capital Fundamental Global Equity Fund Holdings as of March 31, 2022.*

25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
12.36%
7.67%
13.53%
8.21%
24.89%
7.24%
4.60%
19.84%
4.19%
-2.53%
Communications
Consumer Discretionary
Consumer Staples
Financials
Health Care
Industrials
Materials
Technology
Money Market
Liabilities in Excess of Other Assets

*	As a percentage of net assets.

Fund Holdings (Unaudited) (continued)

Alta Quality Growth Fund Holdings as of March 31, 2022.*

*	As a percentage of net assets.

Availability of Portfolio Schedules – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds’ website at www.guardiancapitalfunds.com.

Guardian Capital Dividend Growth Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.04%

Australia — 2.39%
Materials — 2.39%
BHP Group Ltd. - ADR	6,677	$515,798
Total Australia		515,798

Canada — 5.30%
Communications — 1.73%
TELUS Corp.	14,292	373,359

Financials — 3.57%
Royal Bank of Canada	7,022	773,077
Total Canada		1,146,436

Denmark — 1.80%
Health Care — 1.80%
Novo Nordisk A/S - ADR	3,510	389,786
Total Denmark		389,786

France — 7.45%
Consumer Discretionary — 0.55%
LVMH Moet Hennessy Louis Vuitton SA - ADR	833	118,769

Energy — 2.92%
TotalEnergies S.E. - ADR	12,452	629,325

Financials — 1.86%
AXA S.A.	13,700	402,634

Industrials — 2.12%
Schneider Electric S.E. - ADR	13,574	458,530
Total France		1,609,258

Germany — 2.00%
Financials — 2.00%
Allianz S.E.	1,800	431,231
Total Germany		431,231

Ireland — 4.11%
Technology — 4.11%
Accenture PLC, Class A	2,631	887,252
Total Ireland		887,252

Netherlands — 2.15%
Technology — 2.15%
Wolters Kluwer N.V. - ADR	4,375	466,113
Total Netherlands		466,113

Switzerland — 3.57%
Consumer Staples — 3.57%
Nestle S.A. - ADR	5,939	772,664
Total Switzerland		772,664

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Dividend Growth Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.04% - (continued)

United Kingdom — 6.25%
Consumer Staples — 1.39%
Unilever PLC - ADR	6,584	$300,033

Health Care — 2.72%
AstraZeneca PLC - ADR	8,878	588,966

Materials — 2.14%
Rio Tinto PLC - ADR	5,770	463,908
Total United Kingdom		1,352,907

United States — 62.02%
Consumer Discretionary — 4.05%
Home Depot, Inc. (The)	1,502	449,593
McDonald’s Corp.	1,727	427,053
		876,646
Consumer Staples — 4.20%
Costco Wholesale Corp.	1,581	910,419

Energy — 7.80%
EOG Resources, Inc.	4,575	545,477
Shell PLC - ADR	10,651	585,059
Williams Cos., Inc. (The)	16,727	558,849
		1,689,385
Health Care — 5.70%
Johnson & Johnson	2,505	443,961
UnitedHealth Group, Inc.	991	505,380
Zoetis, Inc., Class A	1,506	284,017
		1,233,358
Industrials — 8.50%
Exponent, Inc.	2,134	230,579
Illinois Tool Works, Inc.	1,319	276,199
Republic Services, Inc.	4,113	544,972
Rockwell Automation, Inc.	1,082	302,992
Waste Management, Inc.	3,061	485,168
		1,839,910
Materials — 2.86%
Air Products & Chemicals, Inc.	2,476	618,777

Real Estate — 7.28%
Digital Realty Trust, Inc.	2,003	284,025
EPR Properties	4,529	247,782
Medical Properties Trust, Inc.	36,171	764,655
WP Carey, Inc.	3,447	278,655
		1,575,117
Technology — 20.17%
Apple, Inc.	7,575	1,322,671
Broadcom, Inc.	1,974	1,242,988
CDW Corp.	913	163,327
MasterCard, Inc., Class A	1,326	473,886

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Dividend Growth Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.04% - (continued)

United States — 62.02% - (continued)
Technology — 20.17% - (continued)
Microsoft Corp.	3,779	$1,165,103
		4,367,975
Utilities — 1.46%
WEC Energy Group, Inc.	3,166	315,998
Total United States		13,427,585

Total Common Stocks (Cost $15,144,498)		20,999,030

Money Market Funds - 2.74%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.18%(a)	592,040	592,040

Total Money Market Funds (Cost $592,040)		592,040

Total Investments — 99.78% (Cost $15,736,538)		21,591,070

Other Assets in Excess of Liabilities — 0.22%		47,134

Net Assets — 100.00%		$21,638,204

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.34%

China — 3.27%
Consumer Discretionary — 3.27%
Yum China Holdings, Inc.	24,909	$1,034,720
Total China		1,034,720

Denmark — 12.57%
Health Care — 7.97%
Coloplast A/S, Class B	2,547	388,137
Novo Nordisk A/S, Class B	19,126	2,130,551
		2,518,688
Materials — 4.60%
Chr. Hansen Holdings A/S	11,196	827,182
Novozymes A/S, Class B	9,086	625,745
		1,452,927
Total Denmark		3,971,615

France — 9.71%
Consumer Staples — 3.02%
L’Oréal S.A.	2,368	953,199

Health Care — 6.69%
EssilorLuxottica S.A.	11,498	2,115,409
Total France		3,068,608

Ireland — 3.40%
Technology — 3.40%
Accenture PLC, Class A	3,189	1,075,426
Total Ireland		1,075,426

Japan — 4.39%
Industrials — 4.39%
FANUC Corp.	4,100	729,058
Keyence Corp.	1,400	658,451
		1,387,509
Total Japan		1,387,509

Switzerland — 3.95%
Consumer Staples — 3.95%
Nestle S.A.	9,589	1,247,333
Total Switzerland		1,247,333

United Kingdom — 5.48%
Consumer Staples — 2.63%
Reckitt Benckiser Group PLC	10,846	830,910

Industrials — 2.85%
Intertek Group PLC	13,129	900,952
Total United Kingdom		1,731,862

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.34% - (continued)

United States — 55.57%
Communications — 12.36%
Alphabet, Inc., Class A(a)	724	$2,013,697
Booking Holdings, Inc.(a)	806	1,892,851
		3,906,548
Consumer Discretionary — 4.40%
Nike, Inc., Class B	10,322	1,388,928

Consumer Staples — 3.93%
Colgate-Palmolive Co.	16,437	1,246,418

Financials — 8.21%
CME Group, Inc.	10,904	2,593,625

Health Care — 10.23%
Illumina, Inc.(a)	3,548	1,239,671
UnitedHealth Group, Inc.	3,912	1,995,003
		3,234,674
Technology — 16.44%
Automatic Data Processing, Inc.	4,715	1,072,851
MarketAxess Holdings, Inc.	3,793	1,290,379
MasterCard, Inc., Class A	4,371	1,562,108
Microsoft Corp.	2,274	701,097
Verisk Analytics, Inc.	2,646	567,911
		5,194,346
Total United States		17,564,539

Total Common Stocks (Cost $25,647,249)		31,081,612

Money Market Funds - 4.19%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.19%(b)	1,324,147	1,324,147

Total Money Market Funds (Cost $1,324,147)		1,324,147

Total Investments — 102.53% (Cost $26,971,396)		32,405,759

Liabilities in Excess of Other Assets — (2.53)%		(799,439)

Net Assets — 100.00%		$31,606,320

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Alta Quality Growth Fund
Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.92%

Ireland — 3.03%
Health Care — 3.03%
STERIS PLC	6,300	$1,523,151
Total Ireland		1,523,151

United States — 95.89%
Communications — 24.68%
Alphabet, Inc., Class A(a)	1,300	3,615,755
Booking Holdings, Inc.(a)	805	1,890,502
Match Group, Inc.(a)	12,700	1,380,998
Meta Platforms, Inc., Class A(a)	9,450	2,101,302
Take-Two Interactive Software, Inc.(a)	11,250	1,729,575
Walt Disney Co. (The)(a)	12,200	1,673,352
		12,391,484
Consumer Discretionary — 10.12%
Fortune Brands Home & Security, Inc.	8,800	653,664
Home Depot, Inc. (The)	6,200	1,855,846
IAA, Inc.(a)	31,200	1,193,400
TJX Cos., Inc. (The)	22,750	1,378,195
		5,081,105
Financials — 4.54%
Markel Corp.(a)	1,545	2,279,246

Health Care — 9.24%
PerkinElmer, Inc.	6,815	1,188,945
Thermo Fisher Scientific, Inc.	3,450	2,037,743
Zoetis, Inc., Class A	7,480	1,410,653
		4,637,341
Industrials — 5.69%
Amphenol Corp., Class A	21,400	1,612,490
Raytheon Technologies Corp.	12,550	1,243,329
		2,855,819
Materials — 1.86%
Sherwin-Williams Co. (The)	3,750	936,075

Technology — 39.76%
Adobe Systems, Inc.(a)	3,250	1,480,765
Apple, Inc.	23,280	4,064,920
Autodesk, Inc.(a)	6,800	1,457,580
Broadridge Financial Solutions, Inc.	9,250	1,440,318
Fiserv, Inc.(a)	16,700	1,693,379
MasterCard, Inc., Class A	4,100	1,465,258
Microsoft Corp.	7,900	2,435,649
PayPal Holdings, Inc.(a)	10,900	1,260,585
S&P Global, Inc.	3,225	1,322,831
Visa, Inc., Class A	8,850	1,962,664

See accompanying notes which are an integral part of these financial statements.

Alta Quality Growth Fund
Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.92% - (continued)

United States — 95.89% - (continued)
Technology — 39.76% - (continued)
Zebra Technologies Corp., Class A(a)	3,350	$1,385,895
		19,969,844
Total United States		48,150,914

Total Common Stocks/Investments — 98.92% (Cost $34,222,144)		$49,674,065

Other Assets in Excess of Liabilities — 1.08%		542,874

Net Assets — 100.00%		$50,216,939

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Funds

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Guardian Capital Dividend Growth Fund	Guardian Capital Fundamental Global Equity Fund	Alta Quality Growth Fund
Assets
Investments in securities at fair value (cost $15,736,538, $26,971,396 and $34,222,144)	$21,591,070	$32,405,759	$49,674,065
Cash and cash equivalents	5,089	—	509,020
Foreign currency at value (cost $–, $13,973 and $–)	—	13,942	—
Receivable for fund shares sold	67,302	—	52,601
Dividends and interest receivable	62,546	15,550	11,245
Tax reclaims receivable	14,352	30,195	—
Prepaid expenses	10,405	7,158	10,634
Total Assets	21,750,764	32,472,604	50,257,565
Liabilities
Payable for investments purchased	—	830,091	—
Payable for distributions to shareholders	88,547	—	—
Payable to Adviser	990	7,660	14,296
Payable to Administrator	7,359	8,580	8,497
Payable to auditors	11,853	11,853	11,853
Payable to trustees	728	728	728
Other accrued expenses	3,083	7,372	5,252
Total Liabilities	112,560	866,284	40,626
Net Assets	$21,638,204	$31,606,320	$50,216,939
Net Assets consist of:
Paid-in capital	$15,580,778	$26,116,611	$34,104,777
Accumulated earnings	6,057,426	5,489,709	16,112,162
Net Assets	$21,638,204	$31,606,320	$50,216,939
Institutional Shares:
Net Assets	$21,638,204	$31,606,320	$50,216,939
Shares outstanding (unlimited number of shares authorized, no par value)	1,550,146	2,519,788	3,076,655
Net asset value, offering and redemption price per share	$13.96	$12.54	$16.32

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Funds

Statements of Operations

For the six months ended March 31, 2022 (Unaudited)

	Guardian Capital Dividend Growth Fund	Guardian Capital Fundamental Global Equity Fund	Alta Quality Growth Fund
Investment Income
Dividend income (net of foreign taxes withheld of $15,274, $7,686 and $–)	$254,095	$162,832	$124,524
Interest income	—	1	77
Total investment income	254,095	162,833	124,601
Expenses
Adviser	80,188	124,013	198,123
Administration	29,820	29,773	33,066
Legal	9,763	11,251	9,742
Audit and tax preparation	8,153	8,153	8,153
Compliance services	7,042	7,042	7,042
Trustee	6,931	6,931	6,931
Registration	6,311	5,385	8,352
Transfer agent	6,036	6,036	9,054
Custodian	3,023	13,198	3,337
Report printing	2,520	3,582	4,855
Pricing	588	1,038	270
Miscellaneous	12,414	12,574	15,538
Total expenses	172,789	228,976	304,463
Fees contractually waived by Adviser	(71,166)	(75,519)	(95,846)
Net operating expenses	101,623	153,457	208,617
Net investment income (loss)	152,472	9,376	(84,016)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	440,765	77,169	1,031,033
Net realized loss on foreign currency transactions	(404)	(1,880)	—
Net change in unrealized appreciation (depreciation) of investment securities	1,217,153	32,695	(4,097,069)
Net change in unrealized depreciation on foreign currency translations	(73)	(464)	—
Net realized and change in unrealized gain (loss) on investments	1,657,441	107,520	(3,066,036)
Net increase (decrease) in net assets resulting from operations	$1,809,913	$116,896	$(3,150,052)

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Funds

Statements of Changes in Net Assets

	Guardian Capital Dividend Growth Fund
	For the Six Months Ended March 31, 2022	For the Five Months Ended September 30, 2021(a)	For the Year Ended April 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$152,472	$163,749	$242,308
Net realized gain on investment securities transactions	440,361	111,946	437,995
Net change in unrealized appreciation of investment securities	1,217,080	193,126	3,872,282
Net increase in net assets resulting from operations	1,809,913	468,821	4,552,585
Distributions to Shareholders from:
Earnings	(136,534)	(179,059)	(224,474)
Total distributions	(136,534)	(179,059)	(224,474)
Capital Transactions - Institutional Shares
Proceeds from shares sold	—	—	4,998
Reinvestment of distributions	100,897	125,357	162,721
Net increase in net assets resulting from capital transactions	100,897	125,357	167,719
Total Increase in Net Assets	1,774,276	415,119	4,495,830
Net Assets
Beginning of period	19,863,928	19,448,809	14,952,979
End of period	$21,638,204	$19,863,928	$19,448,809
Share Transactions - Institutional Shares
Shares sold	—	—	424
Shares issued in reinvestment of distributions	7,160	9,700	14,370
Net increase in shares	7,160	9,700	14,794

(a)	The Fund changed its fiscal year end to September 30.

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Funds

Statements of Changes in Net Assets (continued)

	Guardian Capital Fundamental Global Equity Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$9,376	$59,260
Net realized gain on investment securities transactions	75,289	1,092,213
Net change in unrealized appreciation of investment securities	32,231	3,777,867
Net increase in net assets resulting from operations	116,896	4,929,340
Distributions to Shareholders from:
Earnings	(875,173)	(67,523)
Total distributions	(875,173)	(67,523)
Capital Transactions - Institutional Shares
Proceeds from shares sold	1,817,546	2,158,637
Reinvestment of distributions	846,844	47,507
Amount paid for shares redeemed	(55,804)	(173,488)
Net increase in net assets resulting from capital transactions	2,608,586	2,032,656
Total Increase in Net Assets	1,850,309	6,894,473
Net Assets
Beginning of period	29,756,011	22,861,538
End of period	$31,606,320	$29,756,011
Share Transactions - Institutional Shares
Shares sold	143,520	174,506
Shares issued in reinvestment of distributions	63,339	3,788
Shares redeemed	(4,296)	(13,442)
Net increase in shares	202,563	164,852

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Funds

Statements of Changes in Net Assets (continued)

	Alta Quality Growth Fund
	For the Six Months Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(84,016)	$(151,409)
Net realized gain on investment securities transactions	1,031,033	1,487,943
Net change in unrealized appreciation (depreciation) of investment securities	(4,097,069)	9,587,679
Net increase (decrease) in net assets resulting from operations	(3,150,052)	10,924,213
Distributions to Shareholders from:
Earnings	(1,061,299)	(22,183)
Total distributions	(1,061,299)	(22,183)
Capital Transactions - Institutional Shares
Proceeds from shares sold	2,839,431	3,619,696
Reinvestment of distributions	1,040,689	17,007
Amount paid for shares redeemed	(1,257,044)	(1,223,699)
Net increase in net assets resulting from capital transactions	2,623,076	2,413,004
Total Increase (Decrease) in Net Assets	(1,588,275)	13,315,034
Net Assets
Beginning of period	51,805,214	38,490,180
End of period	$50,216,939	$51,805,214
Share Transactions - Institutional Shares
Shares sold	159,996	219,390
Shares issued in reinvestment of distributions	57,087	1,096
Shares redeemed	(76,235)	(73,135)
Net increase in shares	140,848	147,351

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Dividend Growth – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2022		For the Five Months Ended September 30, 2021(a)		For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(b)
	(Unaudited)
Net asset value, beginning of period	$12.87		$12.68		$9.85	$10.00
Investment operations:
Net investment income	0.10		0.11		0.16	0.17
Net realized and unrealized gain (loss) on investments	1.08		0.20		2.82	(0.16)
Total from investment operations	1.18		0.31		2.98	0.01
Distributions from:
Net investment income	(0.09)		(0.12)		(0.15)	(0.16)
Total from distributions	(0.09)		(0.12)		(0.15)	(0.16)
Net asset value, end of period	$13.96		$12.87		$12.68	$9.85
Total Return(c)	9.15	%(d)	2.42	%(d)	30.41%	0.10	%(d)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$21,638		$19,864		$19,449	$14,953
Before waiver or recoupment:
Ratio of expenses to average net assets	1.62	%(e)	1.78	%(e)	1.73%	1.94	%(e)
After waiver or recoupment:
Ratio of expenses to average net assets	0.95	%(e)	0.95	%(e)	0.95%	0.95	%(e)
Ratio of net investment income to average net assets	1.43	%(e)	1.94	%(e)	1.40%	1.64	%(e)
Portfolio turnover rate	9	%(d)	6	%(d)	47%	29	%(d)

(a)	The Fund changed its fiscal year end to September 30.
(b)	For the period May 1, 2019 (commencement of operations) to April 30, 2020.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund,assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Fundamental Global Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2022		For the Year Ended September 30, 2021	For the Period Ended September 30, 2020(a)
	(Unaudited)
Net asset value, beginning of period	$12.84		$10.62	$10.00
Investment operations:
Net investment income	—	(b)	0.03	0.02
Net realized and unrealized gain on investments	0.07		2.22	0.62
Total from investment operations	0.07		2.25	0.64
Distributions from:
Net investment income	—	(b)	(0.03)	(0.02)
Net realized gains	(0.37)		—	—
Total from distributions	(0.37)		(0.03)	(0.02)
Net asset value, end of period	$12.54		$12.84	$10.62
Total Return(c)	0.39	%(d)	21.19%	6.39	%(d)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$31,606		$29,756	$22,862
Before waiver or recoupment:
Ratio of expenses to average net assets	1.48	%(e)	1.53%	1.82	%(e)
After waiver or recoupment:
Ratio of expenses to average net assets	0.99	%(e)	0.99%	0.99	%(e)
Ratio of net investment income to average net assets	0.06	%(e)	0.22%	0.26	%(e)
Portfolio turnover rate	1	%(d)	14%	10	%(d)

(a)	For the period December 19, 2019 (commencement of operations) to September 30, 2020.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund,assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Alta Quality Growth Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2022		2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of period	$17.65		$13.80	$12.57	$10.00
Investment operations:
Net investment income (loss)	(0.03)		(0.05)	0.02	0.04
Net realized and unrealized gain (loss) on investments	(0.95)		3.91	1.59	2.53
Total from investment operations	(0.98)		3.86	1.61	2.57
Distributions from:
Net investment income	—		(0.01)	(0.05)	—
Net realized gains	(0.35)		—	(0.33)	—
Total from distributions	(0.35)		(0.01)	(0.38)	—
Net asset value, end of period	$16.32		$17.65	$13.80	$12.57
Total Return(b)	(5.74	)%(c)	27.96%	12.92%	25.70	%(c)
Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$50,217		$51,805	$38,490	$27,446
Before waiver or recoupment:
Ratio of expenses to average net assets	1.15	%(d)	1.18%	1.30%	1.54	%(d)
After waiver or recoupment:
Ratio of expenses to average net assets	0.79	%(d)	0.79%	0.79%	0.79	%(d)
Ratio of net investment income (loss) to average net assets	(0.32	)%(d)	(0.32)%	0.14%	0.45	%(d)
Portfolio turnover rate	5	%(c)	16%	26%	16	%(c)

(a)	For the period December 19, 2018 (commencement of operations) to September 30, 2019.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Guardian Capital Funds
Notes to the Financial Statements

March 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The Guardian Capital Dividend Growth Fund (“Guardian Dividend Fund”), Guardian Capital Fundamental Global Equity Fund (“Guardian Equity Fund”) and Alta Quality Growth Fund (“Alta Growth Fund”) (each a “Fund” and, collectively the “Funds”) were organized as a diversified and non-diversified (Guardian Equity Fund) series, respectively, of Capitol Series Trust (the “Trust”). The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Guardian Dividend Fund’s and Guardian Equity Fund’s investment adviser is Guardian Capital LP and the Alta Growth Fund’s investment adviser is Alta Capital Management, LLC (each an “Adviser”). Alta Capital Management, LLC is a majority-owned U.S. domiciled subsidiary of Guardian Capital LP. The Guardian Equity Fund’s sub-adviser is GuardCap Asset Management Limited, a non- U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom. The investment objective of the Guardian Dividend Fund is to provide long-term capital appreciation and current income. The investment objective of the Guardian Equity Fund is to provide long-term capital appreciation. The investment objective of the Alta Growth Fund is to seek long-term growth of capital with lower than market volatility.

Each Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

Dividends and Distributions – The Guardian Dividend Fund and the Guardian Equity Fund intend to distribute their net investment income quarterly and its net realized long- term and short-term capital gains, if any, at least annually. The Alta Growth Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Guardian Dividend Fund
Common Stocks (a)	$20,999,030	$—	$—	$20,999,030
Money Market Funds	592,040	—	—	592,040
Total	$21,591,070	$—	$—	$21,591,070
Guardian Equity Fund
Common Stocks (a)	$31,081,612	$—	$—	$31,081,612
Money Market Funds	1,324,147	—	—	1,324,147
Total	$32,405,759	$—	$—	$32,405,759
Alta Growth Fund
Common Stocks (a)	$49,674,065	$—	$—	$49,674,065
Total	$49,674,065	$—	$—	$49,674,065

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Adviser manages its Funds’ investments under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”). As compensation for its management services, each Fund pays its Adviser a fee based on the Fund’s average daily net assets as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Management fee rate	0.75%	0.80%	0.75%
Management fees earned	$80,188	$124,013	$198,123
Fees waived	$(71,166)	$(75,519)	$(95,846)

Each Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Guardian Dividend Fund’s, 0.99% of the Guardian Equity Fund’s and 0.79% of the Alta Growth Fund’s average daily net assets through January 31, 2023 (“Expense Limitation”). During any fiscal year that the Agreements between each Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed with respect to each Fund it advises, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, each respective Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through	Guardian Dividend Fund
April 30, 2023	$68,861
April 30, 2024	135,107
September 30, 2024	70,281

Recoverable Through	Guardian Dividend Fund
March 31, 2025	71,166

Recoverable Through	Guardian Equity Fund	Alta Growth Fund
September 30, 2022	$—	$76,945
September 30, 2023	131,996	163,191
September 30, 2024	149,026	186,178
March 31, 2025	75,519	95,846

Effective January 28, 2022, Guardian Capital LP has delegated responsibility for the day-to-day management of the Guardian Equity Fund to GuardCap Asset Management Limited (U.K.) (“GuardCap”), the Guardian Equity Fund’s sub-adviser. GuardCap will also provide compliance related services to the Guardian Equity Fund. GuardCap is non- U.S. wholly-owned subsidiary of Guardian Capital LP domiciled in the United Kingdom and registered as an adviser with the SEC. Prior to January 28, 2022, GuardCap provided portfolio management, research and related services to the Guardian Equity Fund under the terms of a Participating Affiliate Memorandum of Understanding between Alta Capital Management, LLC and GuardCap.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2022, fees incurred for administration, fund accounting and transfer agent services, and the amounts due to the Administrator at March 31, 2022 were as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Administration/fund accounting	$29,820	$29,773	$33,066
Transfer agent	6,036	6,036	9,054
Compliance services	7,042	7,042	7,042
Payable to Administrator	7,359	8,580	8,497

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,000 per Fund and $500 per Fund for each quarterly in-person Board meeting. Effective April 1, 2022, the annual retainer increased to $1,500 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2022, purchases and sales of investment securities, other than short-term investments were as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Purchases	$1,845,493	$1,803,493	$4,304,257
Sales	$2,289,058	$160,364	$2,360,875

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2022.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Gross unrealized appreciation	$5,972,947	$6,216,695	$17,228,903
Gross unrealized depreciation	(118,415)	(782,332)	(1,776,982)
Net unrealized appreciation/(depreciation) on investments	$5,854,532	$5,434,363	$15,451,921
Tax cost of investments	$15,736,538	$26,971,396	$34,222,144

The tax character of distributions paid for the fiscal year ended September 30, 2021, the Funds’ most recent fiscal year end, was as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Distributions paid from:
Ordinary income(a)	$79,578	$57,717	$22,182
Long-term capital gains	—	9,806	1
Total distributions paid	$79,578	$67,523	$22,183

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

At September 30, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Guardian Dividend Fund	Guardian Equity Fund	Alta Growth Fund
Undistributed ordinary income	$106,113	$—	$—
Undistributed long-term capital gains	—	861,514	891,754
Distributions payable	(99,481)	—	—
Accumulated capital and other losses	(260,072)	—	(117,231)
Unrealized appreciation on investments(a)	4,637,487	5,386,472	19,548,990
Total accumulated earnings	$4,384,047	$6,247,986	$20,323,513

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Alta Growth Fund had a Qualified Late Year Ordinary Loss in the amount of $117,231.

As of September 30, 2021, the Guardian Dividend Fund had available for tax purposes unused capital loss carryforwards of $260,071 and $1 of short-term and long-term capital loss carryforwards, respectively, with no expiration, which was available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2022, the Guardian Dividend Fund and Alta Growth Fund had 26.43% and 39.76%, respectively, of the value of its net assets invested in stocks within the Technology sector.

Guardian Capital Funds
Notes to the Financial Statements (continued)

March 31, 2022 (Unaudited)

NOTE 8. BENEFICAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of March 31, 2022, Alexandria Bancorp Limited owned 100%, 82% and 68% of the Guardian Dividend Fund, Guardian Equity Fund and Alta Growth Fund, respectively. As a result, Alexandria Bancorp Limited may be deemed to control the Funds.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Guardian Dividend Fund
Institutional Shares	Actual	$1,000.00	$1,091.50	$4.95	0.95%
	Hypothetical(b)	$1,000.00	$1,020.19	$4.79	0.95%
Guardian Equity Fund
Institutional Shares	Actual	$1,000.00	$1,003.90	$4.95	0.99%
	Hypothetical(b)	$1,000.00	$1,019.99	$4.99	0.99%
Alta Growth Fund
Institutional Shares	Actual	$1,000.00	$942.60	$3.83	0.79%
	Hypothetical(b)	$1,000.00	$1,020.99	$3.98	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 8 and 9, 2021, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period the Investment Advisory Agreement between the Trust and Alta Capital Management LLC (“Alta”) (the “Investment Advisory Agreement”) with respect to the Alta Quality Growth Fund (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Alta and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and Alta, including, but not limited to, Alta’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Alta (the “Expense Limitation Agreement”), and peer group expense and performance data provided by Broadridge for comparison purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Alta, Trust management, and with counsel to the Independent Trustees. The Trustees also noted the completeness of the Support Materials that Alta had provided, which included materials provided in response to both initial and supplemental due diligence requests. Representatives from Alta met with the Trustees and provided further information, including but not limited to, information concerning the following: the services that Alta provides to the Fund and the management fees that the Fund pays for those services; the Adviser’s business strategy for the Fund; the ownership of the Adviser; Adviser resources available to service the Fund, including compliance resources; other investment strategies managed by Alta; business continuity and succession planning; and the profitability of the Fund to the Adviser. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Alta; (2) the cost of the services to be provided and the profits to be realized by Alta from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Alta resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Investment Advisory Agreement Approval (Unaudited) (continued)

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of the Fund on a quarterly basis for an extended time period, and noting additional discussions with representatives of Alta that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the continuation of the Investment Advisory Agreement, which reflected their knowledge of Alta’s ongoing services to the Fund since the Fund’s inception. Based upon Alta’s presentation to the Board and the Support Materials considered in connection with the renewal of the Investment Advisory Agreement, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Trust and Alta as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Alta performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Alta provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies and relevant policies and procedures of the Trust; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of, as well as the timing of such transactions; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Alta on behalf of the Fund; (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (7) conducting in-house proprietary quantitative analysis and fundamental research; and (8) providing compliance management and oversight. The Trustees also noted that from its own resources, Alta also provides marketing support to its financial intermediary partners and client facing support to institutional clients. The Trustees noted no changes to the services that Alta provides to the Fund under the terms of the Investment Advisory Agreement. The Trustees considered Alta’s assets under management and the capitalization of its parent company, Guardian Capital LP. The Trustees also discussed the ownership structure of Alta, which is 70% owned by Guardian Capital LP (which acquired Alta in 2017) and 30% owned by entities owned or controlled by legacy Alta employees. The Trustees also considered the investment philosophy and extensive investment industry experience of Alta’s portfolio management team, as well as Alta’s proprietary “Quality Growth” investment discipline which it utilizes to manage the Fund’s portfolio as well as other investment strategies that the firm manages. The Trustees also noted the Fund’s performance compared to its benchmark index, including the fact that the Fund had underperformed its benchmark index, the S&P 500, for the one-year period ended September 30, 2021, while outperforming the S&P 500 for the one-month, three-month and since inception periods ended the same date. The Trustees also considered the Fund’s performance compared to its Morningstar category (Large Growth) and the custom Broadridge peer group category. The Trustees noted that the Fund underperformed the Broadridge peer group median performance for the one-year and since inception periods ended September 30, 2021, underperformed the Morningstar category median for the since inception period ended September 30, 2021, and outperformed the Morningstar category median for the one- year period ended September 30, 2021. The Board considered and discussed the appropriateness of Broadridge’s custom peer group which was based on actively managed, institutional, single funds from the Morningstar US Large Growth Funds category and filtered for concentrated portfolios and assets under $200 million. Based upon the foregoing, the Trustees concluded that they are satisfied with the nature, extent and quality of services that Alta provides to the Fund under the Investment Advisory Agreement.

Investment Advisory Agreement Approval (Unaudited) (continued)

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to Alta under the Investment Advisory Agreement, as well as Alta’s profitability from the services that it renders to the Fund, noting the said services were slightly profitable during the last fiscal year and were projected to be slightly profitable again in the current fiscal year. The Trustees considered that Alta has contractually agreed to reduce its management fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees noted that Alta is receiving net advisory fees, but is not yet realizing its full advisory fee. The Trustees considered Alta’s profitability with respect to its advisory relationship with the Fund, and concluded that it is reasonable.

Comparative Fee and Expense Data. The Trustees noted that the Fund’s management fee of 0.75% was higher than the median and average category of the contractual management fee reported for its Morningstar category, and higher than the contract management fee of the median and average of the Broadridge custom peer group. The Trustees then noted that the Fund’s gross expense ratio of 1.22% was above the median and average gross expense ratios reported for the Morningstar category and above the median and average gross expense ratios of the custom Broadridge peer group. The Trustees further noted that the Fund’s net expense ratio of 0.79% was slightly above the average (0.76%) and the median (0.75%) net expense ratio of the Morningstar category and was below the median (0.85%) and average (0.87%) net expense ratios of the custom Broadridge peer group. They further considered the fees paid by Alta’s separately managed accounts and sub- advisory relationships to other accounts with similar investment objectives and strategies to that of the Fund, noting the differences in the services provided to these accounts compared to the services provided to the Fund. In particular, they noted that Alta has additional responsibilities with respect to the Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Alta’s advisory fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale but did not find that any material economies exist at this time. The Trustees also noted Alta’s view that due to the Fund’s net asset total and Alta’s current profitability with respect to the Fund, fee breakpoints are not necessary or appropriate at this time.

Other Benefits. The Trustees noted that Alta does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that all things considered, Alta does not receive material additional financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts for Alta. Based on the assurances and representations from Alta, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Fund.

FACTS	WHAT DO THE GUARDIAN CAPITAL FUNDS (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number

	■	account balances and account transactions

	■	transaction or loss history and purchase history

	■	checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 957-0681

Who we are
Who is providing this notice?	Guardian Capital Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do

How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?	We collect your personal information, for example, when you

	■	open an account or deposit money

	■	buy securities from us or sell securities to us

	■	make deposits or withdrawals from your account

	■	give us your account information

	■	make a wire transfer

	■	tell us who receives the money

	■	tell us where to send the money

	■	show your government-issued ID

	■	show your driver’s license
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	■	sharing for affiliates’ everyday business purposes — information about your creditworthiness

	■	affiliates from using your information to market to you

	■	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	■	Guardian Capital LP and Alta Capital Management, LLC, the investment advisers to the Funds, could be deemed to be affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	■	The Guardian Capital Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	■	The Guardian Capital Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 957- 0681 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Walter B. Grimm, Chairman	ACCOUNTING FIRM
David James	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary M. Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Bernstein Shur
Zachary P. Richmond, Chief Financial Officer and Treasurer	100 Middle Street, 6th Floor
Martin R. Dean, Chief Compliance Officer	Portland, ME 04104
Paul F. Leone, Secretary

INVESTMENT ADVISERS Guardian Capital LP 199 Bay Street, Suite 3100 P.O. Box 201 Toronto, Ontario M5L 1E8	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

Alta Capital Management, LLC 6440 South Wasatch Boulevard, Suite 260 Salt Lake City, UT 84121

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC,

Member FINRA/SIPC

GUARDIAN-SAR-22

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/07/2022

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	6/07/2022